Semiannual Report

as of October 31, 2000

Evergreen

Long Term Bond Funds

Evergreen Funds
SINCE 1932

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.

Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders

December 2000

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Long Term Bond Funds semiannual report, which covers the six-month period ended October 31, 2000.

Bond Markets React to Volatile Equity Markets

Over the past year, U.S. bond markets experienced significant turmoil, which was largely overshadowed by the volatility in the stock market. Bond prices fell and interest rates rose in the first half of the period as the Federal Reserve Board increased interest rates in an effort to curtail what they believed was an overheated economy. Reports that second quarter economic growth might have heated up again drove the Federal Reserve Board to notch rates up again in May and caused bond prices to drop further.

Investor demand for bonds is typically closely linked to the performance of the stock market, but when the equity markets are volatile, investors buy bonds to preserve gains rather than to generate returns. By some measures, bonds produced relatively attractive returns in 2000. For example, for the ten-month period beginning December 31, 1999 through October 31, 2000, the Lehman Brothers Aggregate Bond Index, which measures 6,600 taxable government investment-grade corporate and mortgage securities, returned 7.83%. This outperformed the Standard & Poor’s 500 Index return of – 1.81% for the same period. The S&P 500 tracks 500 of the most widely held domestic, large-company stocks, representing about 70% of the U.S. stock market’s total value.

While it appears that the Federal Reserve Board’s monetary policy has begun to ease, we believe that it is too soon to tell. Additionally, we think that the economy is poised for a slowdown, which may push bond prices higher and interest rates lower. In this environment, we will maintain a defensive posture and remain cautiously optimistic about the continued growth of the U.S. economy.

The Value of Diversification

An environment like this year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

EVERGREEN
Diversified Bond Fund
Fund at a Glance as of October 31, 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 10/31/2000.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Funds that invest in high-yield, lower-rated bonds may contain more risk due to increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2000 and subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 9/11/1935	Class A	Class B	Class C	Class Y
Class Inception Date	1/20/1998	9/11/1935	4/07/1998	2/11/1998

Average Annual Returns*

6 months with sales charge	-1.29%	-1.77%	1.23%	n/a

6 months w/o sales charge	3.61%	3.23%	3.23%	3.74%

1 year with sales charge	0.12%	-0.55%	2.38%	n/a

1 year w/o sales charge	5.13%	4.34%	4.34%	5.39%

5 years	4.79%	4.72%	5.02%	5.91%

10 years	7.77%	7.43%	7.41%	8.49%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	6.33%	5.89%	5.87%	6.91%

6-month income distributions per share	$0.50	$0.44	$0.44	$0.52

* Adjusted for maximum applicable sales charge unless noted.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Diversified Bond Fund, Class B shares2 , versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index, which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Diversified Bond Fund
Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended October 31, 2000, Evergreen Diversified Bond Fund Class B Shares returned 3 .23%, before the deduction of any applicable sales charges . For the same period, the Lehman Brothers Aggregate Bond Index returned 5.80%, while the average return of BBB-rated Corporate Bond Funds was 4.11%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio
Characteristics

Total Net Assets	$344,290,305

Average Credit Quality	AA-

Effective Maturity	10.9 Years

Average Duration	5.6 Years

What was the investment environment like during the period?

It was a generally positive period for bonds, especially treasury and government agency securities as interest rates trended lower and prices of high-grade bonds tended to rise. The start of the period marked the peak of fears about the Federal Reserve Board’s effort to slow economic growth by tightening the money supply through increases in short-term interest rates. Investors were worried about how long these rate increases would continue and about the severity of a potential slowdown. However, after the Federal Reserve Board raised short-term rates by 0.50% in May, we saw evidence that economic growth was slowing to moderate levels and that the end of Federal Reserve Board tightening might be near. Soon, interest rates started to go down and the Treasury Bond market began to rally through the end of the period. The yield on the 10-year Treasury began the six-month period at 6.17%, but fell to 5.71% by the end of fiscal period on October 31, 2000. The drop in interest rates was more pronounced among shorter-term and intermediate-term securities, and among treasuries and government agency securities.

Other sectors, particularly corporate securities, did not perform as well as government securities. Investors were concerned that an economic slowdown could cut int o corporate revenues and affect the ability of corporations to pay their debts. The heightened volatility in the stock market only added to those fears. Both the Standard & Poor’s 500 Index, a gauge of large-company stock performance, and the NASDAQ Composite Index, which is heavily influenced by technology stocks, fell during the six-month period.

While investment grade corporate bonds still had positive returns, high-yielding, lower quality corporates had negative returns during the period because of growing concerns about credit quality and the potential risks of defaults.

In contrast to problems in the corporate bond sector, mortgage securities performed very well. Mortgage rates remained high enough to discourage any significant influx of new mortgage loans. Investors were attracted to the relatively safe income of mortgage-backed securities at a time when fears were rising about the credit risks of corporate bonds. Moreover, as investors anticipated an end to the Federal Reserve Board’s tightening policies, volatility in the fixed income markets fell, helping the performance of mortgage securities.

EVERGREEN
Diversified Bond Fund
Portfolio Manager Interview

PORTFOLIO COMPOSITION
(as a percentage of 10/31/2000 portfolio assets)

What were your principal strategies during the period?

To take advantage of declining interest rates, we lengthened duration, or interest-rate sensitivity, primarily by increasing our emphasis on intermediate-term bonds. We also maintained a relatively low weighting in high yield bonds, about 19-to-20% of net assets. Within the corporate bond sector, we also emphasized defensive sectors, such as energy and finance, while underweighting sectors such as Telecommunications and Consumer Cyclicals.

At the end of the six-month period, the average credit quality of the portfolio was a relatively high AA-, as measured by Standard & Poor’s, and the weighted average life of securities was 10.9 years and the duration was 5.6 years.

Performance was helped by our decisions to lengthen duration and build up our position among intermediate-term bonds. Our emphasis on defensive sectors in the corporate bond market also supported performance. However, even though we deemphasized high yield bonds, performance nevertheless was held back by the below-investment-grade sector, the poorest performing part of the domestic fixed income market.

PORTFOLIO QUALITY
(as a percentage of 10/31/2000 market value of bonds)

What is your outlook?

We believe economic growth will continue to slow, and corporations will feel increased pressure on their profit margins. Production costs are likely to rise because of the tight labor supply and increases in the prices of raw materials. However, corporations continue to have very little pricing power and may be unable to pass on their higher production costs to consumers.

While the financial markets have been uneasy and volatile because of the potential effects of an economic slowdown, the effects of a slowdown haven’t yet been felt in the general economy. Eventually, however, the consumer will begin to feel the effects of a slowdown. Any reduction in consumer spending eventually should lead to lower interest rates and even an easing of the money supply by the Federal Reserve Board. This would be favorable to the bond market in general, and high -grade securities in particular.

EVERGRE EN
High Yield Bond Fund
Fund at a Glance as of October 31, 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as o f 10/31/2000.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2000 and subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 9/11/1935	Class A	Class B	Class C	Class Y
Class Inception Date	1/20/1998	9/11/1935	1/22/1998	4/14/1998

Average Annual Returns*

6 months with sales charge	-7.86%	-8.14%	-5.37%	n/a

6 months w/o sales charge	-3.15%	-3.52%	-3.52%	-3.03%

1 year with sales charge	-6.03%	-6.60%	-3.90%	n/a

1 year w/o sales charge	-1.35%	-2.09%	-2.09%	-1.11%

5 years	3.62%	3.57%	3.84%	4.83%

10 years	9.21%	8.89%	8.89%	9.97%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	10.01%	9.76%	9.76%	10.77%

6-month income distributions per share	$0.17	$0.15	$0.15	$0.17

* Adjusted for maximum applicable sales charge unless noted.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Yield Bond Fund, Class B shares2 , versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The LBABI and MLHYMI are unmanaged market indices, which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGRE EN
High Yield Bond Fund
Portfolio Manager I nterview

How did the Fund perform?

The Fund’s Class B Shares returned –3.52% for the six-month period ended October 31 , 2000, before the deduction of any applicable sales charges. In comparison, the Chase Domestic High Yield Index returned –2.07% and the average return of the High Current Yield Funds followed by Lipper, Inc. was –3.83% for the same period. For the same period, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield Master Index returned 5.80% and –1.04%, respectively. Lipper, Inc. is an independent monitor of mutual fund performance. All of the negative return occurred in the last month of the fiscal period, as high yield bond prices fell sharply in response to the 8.25% decline suffered by the NASDAQ Composite Index.

Portfolio
Characteristics

Total Net Assets	$449,916,077

Average Credit Quality	B+

Effective Maturity	8.5 Years

Average Duration	6.1 Years

What was the environment like for the entire period?

The entire period was challenging, although the dramatic decline of the NASDAQ Composite Index during the final month of the Fund’s fiscal period caused October 2000 to be the most difficult. The combination of higher interest rates slowing the economy, higher energy costs—the price of oil more than doubled over the past year—and the enormous drop in NASDAQ prices caused investors to focus on the possibility of a recession. Further, as bank credit became restricted for many corporations, high yield bond prices fell, with investors demanding higher yields for increasing credit risk. Yield premiums for “B”-rated bonds rose approximately 3.00% during the period, while yield premiums for “A”-rated bonds increased approximately 1.00%.

PORTFOLIO COMPOSITION
(as a percentage of 10/31/2000 portfolio assets)

What strategies did you use to manage the Fund?

We monitored credits closely and kept the Fund’s duration short. A short duration minimizes price fluctuations. Expressed in years, duration measures a fund’s sensitivity to changes in interest rates. Shortening duration enhances price stability and conversely, lengthening duration increases price sensitivity to interest rate changes. The Fund’s assets were invested in securities that resulted in an average rating of “B+”, a value generally higher than the majority of high yield funds.

EVERGRE EN
High Yield Bond Fund
Portfolio Manager Interview

PORTFOLIO QUALITY
(as a percentage of 10/31/2000 market value of bonds)

Do you expect the environment to improve for high yield bonds?

Yes, we believe high yield bonds are poised for a substantial rebound. The U.S. economy is slowing rapidly—in fact, a consensus is building among investors that the economy is headed for a recession . As market sentiment shifts in that direction, we expect investors to begin to anticipate a more accommodative monetary policy from the Federal Reserve Board. The NASDAQ should then begin to rally, in our opinion, and high yield bond prices should follow. With the extremely attractive yield advantages high yield bonds are offering and the potential for an easing in Federal Reserve policy, we think this sector is a smart place to be right now.

EVERGRE EN
Quality Inc ome Fund
Fund at a Glance as of October 31, 2000

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original class offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee and reimbursing the Fund for other expenses. Had the fee not been waived or the expenses reimbursed, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Funds that invest in high-yield, lower-rated bonds may contain more risk due to increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 4/29/1992	Class A	Class B	Class C	Class Y
Class Inception Date	4/29/1992	10/18/1999	4/29/1992	11/19/1997

Average Annual Returns*

6 months with sales charge	-0.11%	-0.49%	2.51%	n/a

6 months w/o sales charge	4.90%	4.51%	4.51%	4.55%

1 year with sales charge	-0.13%	-0.84%	2.07%	n/a

1 year w/o sales charge	4.86%	4.05%	4.03%	4.19%

5 years	3.78%	4.32%	4.23%	4.63%

Since Portfolio Inception	4.34%	4.84%	4.39%	4.84%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	6.16%	5.68%	5.68%	6.94%

6-month income distributions per share	$0.39	$0.34	$0.34	$0.42

* Adjusted for maximum applicable sales charge unless noted.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Quality Income Fund, Class A shares2 , versus a similar investment in the Merrill Lynch 5-7 Year Treasury Index (ML5-7YTI) and the Consumer Price Index (CPI).

The ML5-7YTI is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

All data is as of October 31, 2000 and subject to change.

EVERGRE EN
Quality Inc ome Fund
Portfolio Manager I nterview

How did the Fund perform?

Evergreen Quality Income Fund Class A shares returned 4.90% for the six-month period ended October 31, 2000. Fund returns are before deduction of any applicable sales charges. During the same period, and the Merrill Lynch 5-7 Year Treasury Index returned 7.73%, and the average return of A-Rated Corporate Bond funds was 4.70%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio
Characteristics

Total Net Assets	$128,981,015

Average Credit Quality	AA

Average Maturity	9.1 Years

Average Duration	5.4 Years

What was the investment environment like during the period?

It was a generally positive period for bonds, especially treasury and government agency securities as interest rates trended lower and prices of high-grade bonds tended to rise. The start of the period marked the peak of fears about the Federal Reserve Board’s effort to slow economic growth by tightening the money supply through increases in short-term interest rates . Investors were worried about how long these rate increases would continue and about the severity of a potential slowdown. However, after the Federal Reserve Board raised short-term rates by 0.50% in May, we saw evidence that economic growth was slowing to moderate levels and that the end of Federal Reserve Board tightening might be near. Soon, interest rates started to go down and the Treasury Bond market began to rally through the end of the period. The yield on the 10-year Treasury began the six-month period at 6.17%, but fell to 5.71% by the end of fiscal period on October 31. The drop in interest rates was more pronounced among shorter-term and intermediate-term securities, and among treasuries and government agency securities.

Other sectors, particularly corporate securities, did not perform as well as government securities. Investors were concerned that an economic slowdown could cut into corporate revenues and affect the ability of corporations to pay their debts. The heightened volatility in the stock market only added to those fears. Both the Standard & Poor’s 500 Index, a gauge of large-company stock performance, and the NASDAQ Composite Index, which is heavily influenced by technology stocks, fell during the six-month period. While investment grade corporate bonds still had positive returns, high-yielding, lower quality corporates had negative returns during the period because of growing concerns about credit quality and the potential risks of defaults.

In contrast to problems in the corporate bond sector, mortgage securities performed very well. Mortgage rates remained high enough to discourage any significant influx of new mortgage loans. Investors were attracted to the relatively safe income of mortgage-backed securities at a time when fears were rising about the credit risks of corporate bonds. Moreover, as investors anticipated an end to the Federal Reserve Board’s tightening policies, volatility in the fixed income markets fell, helping the performance of mortgage securities.

What were your principal strategies, and how did they affect performance?

In a rallying market for higher-quality fixed income securities, we extended the Fund’s duration and focused on higher quality sources of income. This led us to emphasize Treasuries, government agency securities, mortgages and corporate securities in defensive sectors such as energy and finance.

EVERGRE EN
Quality Inc ome Fund
Portfolio Manager Interview

The Fund’s overweighted position in mortgage-backed securities was the biggest factor driving the strong performance for the fund. Our decision to increase exposure to Treasuries and government agency securities also supported performance.

At the end of the six month period, on October 31, 2000, average credit quality of the portfolio was AA, according to the Standard & Poor’s rating system, and the weighted average life of securities was 9.1 years. Duration was 5.4 years.

PORTFOLIO QUALITY
(as a percentage of 10/31/2000 market value of bonds)

How would you describe your management style?

We took over portfolio management responsibility for the Quality Income Fund in June. We take a disciplined approach to managing both interest rate and credit quality risks. We start with an analysis of the general economic background, studying the factors that affect both economic growth and inflation. We look at trends to identify any changes that could affect the economy, and we analyze how change could affect the various sectors fixed income markets.

After this analysis, we try to develop an asset allocation plan within the sectors in which the Fund may invest. These sectors include Treasuries, government agencies, mortgage-backed securities, and corporate bonds, including both investment grade and high yield.

In identifying sectors and securities in which to invest, we search for the best relative value and try to find areas where we can gain both competitive income and total return.

PORTFOLIO COMPOSITION
(as a percentage of 10/31/2000 portfolio assets)

What is your outlook?

We believe economic growth will continue to slow, and corporations will feel increased pressure on their profit margins. Production costs are likely to rise because of the tight labor supply and increases in the prices of raw materials. However, corporations continue to have very little pricing power and may be unable to pass on their higher production costs to consumers.

While the financial markets have been uneasy and volatile because of the potential effects of an economic slowdown, the effects of a slowdown haven’t yet been felt in the general economy. Eventually, however, the consumer will begin to feel the effects of a slowdown. Any reduction in consumer spending eventually should lead to lower interest rates and even an easing of the money supply by the Federal Reserve Board. This would be favorable to the bond market in general, and high-grade securities in particular.

EVERGRE EN
Strategi c Income F und
Fund at a Glance as of October 31, 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 10/31/2000.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

Funds that invest in high yield, lower-rated bonds may contain more risk due to increased possibility of default.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 4/14/1987	Class A	Class B	Class C	Class Y
Class Inception Date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Average Annual Returns*

6 months with sales charge	-6.54%	-6.85%	4.04%	n/a

6 months w/o sales charge	-1.80%	-2.15%	-2.16%	-1.61%

1 year with sales charge	-6.29%	-6.80%	-4.12%	n/a

1 year w/o sales charge	-1.59%	-2.30%	-2.31%	-1.19%

5 years	3.41%	3.33%	3.59%	4.38%

10 years	9.65%	9.56%	9.55%	10.16%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	8.92%	8.60%	8.60%	9.65%

6-month income distributions per share	$0.26	$0.24	$0.24	$0.27

* Adjusted for maximum applicable sales charge unless noted.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Strategic Income Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Bond Index (MLHYB), and the Consumer Price Index (CPI).

The LBABI and the MLHYB are unmanaged market indices, which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2000 and subject to change.

EVERGRE EN
Strategi c Income F und
Portfolio Manager I nterview

How did the Fund perform?

The Fund’s Class A Shares returned –1.80% for the six-month period ended October 31, 2000, before the deduction of any applicabl e sales charges. The Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield Bond Index returned 5.80% and -1.16%, respectively for the same period. The average return generated by the Multi-Sector Funds followed by Lipper, Inc. was –0.58%. Lipper, Inc. is an independent monitor of mutual fund performance. We attribute the Fund’s performance to its investment in European foreign exchange denominated securities and its heavier allocation to high yield securities. During the period, the U.S. dollar remained strong versus other currencies. Further, while high yield securities produced a positive return in the first five months of the period, prices fell sharply during October 2000 due to the 8.25% monthly decline suffered by the NASDAQ Composite Index.

Portfolio
Characteristics

Total Net Assets	$223,139,863

Average Credit Quality	BBB+

Effective Maturity	11.2 Years

Average Duration	8.0 Years

How were the Fund’s assets invested?

As of October 31, 2000, the Fund was invested as follows: High yield bonds: 48.9%, U.S. government and agency securities: 28% and foreign bonds and yankee securities: 23.1%. The Fund’s foreign investments included the governments of Brazil, Canada, Germany and Mexico, as well as corporate bonds from Brazil, Canada and England. Approximately 15% of the Fund’s net assets were invested in the following foreigncurrencies, as of October 31, 2000: the Canadian dollar, the euro and the Australian dollar.

PORTFOLIO COMPOSITION
(as a percentage of 10/31/2000 portfolio assets)

What were the investment environments like for each of the Fund’s sectors?

Market conditions were tough for high yield bonds, but positive for U.S. government securities, due to continued strength in the U.S. dollar, lackluster for non-U.S. dollar investors, particularly those investing in the euro. In the high yield sector, rising energy costs and growing investor sentiment that the economy may be headed toward a recession increased credit concerns and put downward pressure on prices. Concerns rose further as bank credit became restricted for many companies. Finally, high yield prices fell in response to the NASDAQ’s collapse in October. The market’s deteriorating conditions caused investors to demand greater compensation for credit risk. Yield premiums rose 3.00% for “B”-rated bonds and 1.00% for bonds rated “A”.

Higher prices in the U.S. government securities market off-set some of the declines in the high yield sector. Measured by the Lehman Brothers Long-Term Government Bond Index, U.S. government securities returned 6.49% for the six-month period ended October 31, 2000. Investors responded favorably to slower growth, since earlier in the year market sentiment leaned toward concerns that the economy could overheat and stimulate inflation.

EVERGRE EN
Strategi c Income F und
Portfolio Manager Interview

Prices fell in the foreign sector, as European economic growth tracked behind the U.S. economy while the euro currency continued to weaken. Inflation remained low, with the core rate less than 2%. Late in the period, the European Central Bank intervened into the currency markets to actively support the euro by buying euros and selling U.S. dollars and yen, stating it will no longer attempt to manage the currency’s value through interest rate actions. Although the currency continued to probe lower, it seems likely to find a floor and recover in the new year.

PORTFOLIO QUALITY
(as a percentage of 10/31/2000 market value of bonds)

What strategies did you use in managing the Fund?

We emphasized careful credit analysis and industry selection in high yield bonds and duration management in the Fund’s U.S. government securities investments. In the foreign sector, we adjusted currency positions. Duration measures a fund’s sensitivity to changes in interest rates. Lengthening duration increases a fund’s sensitivity to interest rate changes; and conversely, shortening duration reduces sensitivity, reinforcing price stability.

High yield bond investments focused on gaming, energy, health care and wireless communications industries, all of which are considered to be lower risk sectors. We underweighted the Fund in both wireline communications and cyclical industries—those industries that are more sensitive to the ups and downs of the economy—such as metals and paper.

We limited investments in wireline communications as forecasts regarding sales and earnings growth are likely to be re-evaluated in response to the economy’s slowdown.

In U.S. government securities, we concentrated on securities with longer durations, which improved price appreciation as interest rates fell. The Fund’ s foreign investments also focused on securities with longer durations. We sought to limit the potential for negative moves in the Fund’s foreign currency positions in light of ongoing strength in the U.S. dollar. We used a technique called “hedging”, which reduces risk by engaging in transactions that are designed to immunize the impact of price movement.

How do you think these markets will perform over the next six months?

We think the markets can recover well. In our opinion, there are tremendous historical values building in multi-sector investing. Yield premiums in the high-yield bond market have reached extremely attractive levels. As of the close of the fiscal period, high yield bonds provided nearly 8.5% over U.S. Treasuries with similar maturities—and we have seen levels that are approaching the record set in 1990. Currencies are another promising area, in our opinion. The euro has become dramatically undervalued (about 25% on a purchasing-power parity basis) and we believe it is close to initiating a significant rebound; and with the economy continuing to slow, fundamentals remain solid for U.S. government securities. We think this recent period of turbulence may have created significant longer-term opportunities in the high yield bond market and in the foreign currency markets —and we look forward t o employing the Fund’s flexible investment parameters to take advantage of their full potential.

EVERGRE EN
U.S. Gov ernment Fund
Fund at a Glance as of October 31, 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 10/31/2000.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

All data is as of October 31, 2000 and subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 1/11/1993	Class A	Class B	Class C	Class Y
Class Inception Date	1/11/1993	1/11/1993	9/02/1994	9/02/1993

Average Annual Returns*

6 months with sales charge	0.44%	0.09%	3.09%	n/a

6 months w/o sales charge	5.49%	5.09%	5.09%	5.62%

1 year with sales charge	2.17%	1.44%	4.44%	n/a

1 year w/o sales charge	7.24%	6.44%	6.44%	7.50%

5 years	4.52%	4.44%	4.76%	5.81%

Since Portfolio Inception	5.10%	5.02%	5.13%	6.00%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	5.61%	5.14%	5.14%	6.15%

6-month income distributions per share	$0.28	$0.24	$0.24	$0.29

* Adjusted for maximum applicable sales charge unless noted.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen U.S. Government Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index, which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGRE EN
U.S. Gov ernment Fund
Portfolio Manager I nterview

How did the Fund perform?

The Fund’s Class A Shares returned 5.49% for the six-month period ended October 31, 2000, before the deduction of any applicable sales charges. This surpassed the Lehman Brothers Intermediate Term Government Bond Index which returned 5.31% for the same period. We attribute the difference to the Fund’s ability to invest in mortgage -backed securities and securities with longer durations. Duration measures a Fund’s sensitivity to changes in interest rates. Lengthening duration increases price sensitivity to interest rate changes and conversely, shortening duration enhances price stability. Typically, the Fund’s duration was longer than that of the Lehman Brothers IntermediateTerm Government Bond Index during the period.This enabled the Fund to benefit from the price appreciation associated withthe decline in long-term rates. In addition, mortgage-backed securities outperformed U.S. government securities with comparable average maturities.

Portfolio
Characteristics

Total Net Assets	$406,077,893

Average Credit Quality	AA+

Effective Maturity	9.6 Years

Average Duration	5.3 Years

What was the investment environment like during the period?

The environment was favorable for U.S. government securities and mortgage-backed securities, but challenging for corporate bonds. U.S. government securities prices benefited from a slowdown in economic growth, as well as the on-going reduction in the supply of U.S. government securities. Diminishing supply has had a positive influence on the market since early 2000, when the Federal government announced it would both buy-back U.S. Treasuries and reduce the size of future auctions. Despite reduced supply however, investors had become concerned that the economy’s robust strength would stimulate inflation. Expectations of potentially excessive growth were particularly concerning since the expansion had entered a record setting tenth year, labor markets were tight and energy costs were rising. Bond prices got a significant boost by mid-year, however, when it became increasingly apparent that the Federal Reserve Board had successfully engineered a second “soft landing”. Economic growth slowed, but remained solid—calming concerns about inflation and instilling new confidence that the expansion could continue with limited price pressures.

The environment was less positive in the corporate bond sector, though, as the overall level of credit quality declined. Investors demanded greater compensation for credit risk, bidding cautiously for bonds. As bid prices fell, market liquidity became increasingly restricted and yield premiums rose. By the end of the period, corporate bonds had under-performed U.S . government securities and mortgage-backed securities.

What strategies did you use in managing the Fund?

We lengthened the Fund’s duration and emphasized credit quality. We extended duration from 4.78 years on April 30, 2000 to 5.3 years on October 31, 2000. This strategy increased the Fund’s total return potential, enabling the Fund to take advantage of the decline in long-term rates. We also focused on credit quality, carefully analyzing and monitoring bond issuers, as well as building liquidity. We are increasing the number of issuers held in the Fund, and also reducing some of the larger holdings so that no issuer comprises more than 0.5% of net assets. Typically, we are selecting bonds that represent larger holdings in major investment indices. Securities that comprise larger portions of those indices tend to be more liquid.

EVERGRE EN
U.S. Gov ernment Fund
Portfolio Manager Interview

As of October 31, 2000, the Fund was invested as follows: Mortgage-backed securities: 50.7%; U.S . Treasury Obligations: 26.9%; Corporate bonds: 15.0%; U.S. government agency securities: 4.6% and Cash equivalents: 2.8%. The Fund’s effective maturity was 9.6 years, also as of that date.

MATURITY BREAKDOWN
(as a percentage of 10/31/2000 market value of bonds)

What is your outlook for the next six months?

We think several of the trends investors witnessed during the fiscal period will remain in place, underscoring the importance of quality, liquidity and diversification. On a positive note, we expect the reduction in the supply of U.S. government securities to be on-going, which should lend support to bond prices. However, we also anticipate further challenges in the corporate bond market . We think the overall level of credit quality will continue to weaken and that as a result, investors will demand greater compensation for credit risk and restricted liquidity. This may cause the yield premiums provided by corporate bonds to continue to increase—a trend that has been in place since 1998. As a result, we expect corporate bonds to underperform their U.S. government security counterparts in the near-term. We also believe lower-rated bonds will comprise a greater portion of major bond market indices because of the overall decline in the level of credit quality. In such an environment, credit analysis will be critical to performance, in our opinion. We will continue to carefully analyze and monitor credits, building solid returns from a portfolio that is well-diversified with high quality, highly liquid securities .

EVERGREEN
Diversified Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000 #	1999	1998 (a) (b) #

CLASS A SHARES

Net asset value, beginning of period	$ 14.28	$ 15.48	$ 15.92	$ 16.08

Income from investment operations

Net investment income	0.49	0.97	0.97	0.30

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.02	(1.14)	(0.44)	(0.16)

Total from investment operations	0.51	(0.17)	0.53	0.14

Distributions to shareholders from

Net investment income	(0.50)	(1.03)	(0.97)	(0.30)

Net asset value, end of period	$ 14.29	$ 14.28	$ 15.48	$ 15.92

Total return*	3.61%	(1.06%)	3.35%	0.85%

Ratios and supplemental data

Net assets, end of period (thousands)	$320,630	$344,296	$444,273	$501,547

Ratios to average net assets
Expenses‡	1.14%†	1.19%	1.23%	1.08%†

Net investment income	6.88%†	6.65%	6.12%	6.68%†

Portfolio turnover rate	96%	175%	141%	109%

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,			Year Ended August 31
		2000 #	1999	1998 (c) #	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 14.28	$ 15.48	$ 15.92	$ 15.42	$ 14.65	$ 15.09

Income from investment operations

Net investment income	0.44	0.84	0.86	0.61	0.91	0.95

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.01	(1.12)	(0.45)	0.50	0.84	(0.35)

Total from investment operations	0.45	(0.28)	0.41	1.11	1.75	0.60

Distributions to shareholders from

Net investment income	(0.44)	(0.92)	(0.85)	(0.61)	(0.98)	(0.96)

Tax return of capital	0	0	0	0	0	(0.08)

Total distributions to shareholders	(0.44)	(0.92)	(0.85)	(0.61)	(0.98)	(1.04)

Net asset value, end of period	$ 14.29	$ 14.28	$ 15.48	$ 15.92	$ 15.42	$ 14.65

Total return*	3.23%	1.80%	2.57%	7.26%	12.25%	4.03%

Ratios and supplemental data

Net assets, end of period (thousands)	$21,467	$21,694	$43,729	$70,113	$457,701	$559,792

Ratios to average net assets
Expenses‡	1.88%†	1.94%	1.97%	1.93%†	1.88%	1.84%

Net investment income	6.12%†	5.86%	5.33%	5.74%†	6.07%	6.42%

Portfolio turnover rate	96%	175%	141%	109%	138%	246%

(a)	For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.
(b)
The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

(c)	For the eight months ended April 30, 1998. The Fund changed its fiscal year end from August 31 to April 30, effective April 30, 1998.
#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Diversified Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000 #	1999	1998 (a) (b) #

CLASS C SHARES

Net asset value, beginning of period	$14.28	$15.48	$15.92	$16.06

Income from investment operations

Net investment income	0.41	0.88	0.84	0.04

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.04	(1.16)	(0.43)	(0.14)

Total from investment operations	0.45	(0.28)	0.41	(0.10)

Distributions to shareholders from

Net investment income	(0.44)	(0.92)	(0.85)	(0.04)

Net asset value, end of period	$14.29	$14.28	$15.48	$15.92

Total return*	3.23%	(1.80%)	2.57%	(0.60%)

Ratios and supplemental data

Net assets, end of period (millions)	$1,294	$ 603	$ 499	$ 23

Ratios to average net assets
Expenses‡	1.88%†	1.93%	1.98%	1.88%†

Net investment income	6.03%†	5.92%	5.33%	6.11%†

Portfolio turnover rate	96%	175%	141%	109%

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000 #	1999	1998 (b) (c) #

CLASS Y SHARES

Net asset value, beginning of period	$14.28	$15.48	$15.92	$16.03

Income from investment operations

Net investment income	0.51	0.90	0.90	0.24

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.02	(1.04)	(0.43)	(0.11)

Total from investment operations	0.53	(0.14)	0.47	0.13

Distributions to shareholders from

Net investment income	(0.52)	(1.06)	(0.91)	(0.24)

Net asset value, end of period	$14.29	$14.28	$15.48	$15.92

Total return	3.74%	(0.81%)	2.95%	0.80%

Ratios and supplemental data

Net assets, end of period (millions)	$ 899	$ 885	$3,478	$ 7

Ratios to average net assets
Expenses‡	0.89%†	0.95%	0.99%	0.83%†

Net investment income	7.12%†	6.89%	6.55%	6.89%†

Portfolio turnover rate	96%	175%	141%	109%

(a)	For the period from April 7, 1998 (commencement of class operations) to April 30, 1998.
(b)
The per share net realized and unrealized gain/loss is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

(c)	For the period from February 11, 1998 (commencement of class operations) to April 30, 1998.
#	Net investment income per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
High Yield Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000	1999	1998 (a)#

CLASS A SHARES

Net asset value, beginning of period	$ 3.72	$ 4.06	$ 4.53	$ 4.52

Income from investment operations

Net investment income	0.17	0.34	0.36	0.11

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.28)	(0.32)	(0.46)	0.01

Total from investment operations	(0.11)	0.02	(0.10)	0.12

Distributions to shareholders from

Net investment income	(0.17)	(0.33)	(0.37)	(0.11)

Tax return of capital	0	(0.03)	0	0

Total distributions to shareholders	(0.17)	(0.36)	(0.37)	(0.11)

Net asset value, end of period	$ 3.44	$ 3.72	$ 4.06	$ 4.53

Total return*	(3.15%)	0.38%	(2.05%)	2.57%

Ratios and supplemental data

Net assets, end of period (thousands)	$339,956	$291,575	$353,488	$420,778

Ratios to average net assets
Expenses‡	1.24%†	1.27%	1.21%	1.24%†

Net investment income	9.38%†	8.57%	8.61%	8.48%†

Portfolio turnover rate	62%	107%	170%	155%

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,			Year Ended July 31,
		2000 #	1999	1998 (b)#	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 3.72	$ 4.06	$ 4.53	$ 4.37	$ 4.10	$ 4.42

Income from investment operations

Net investment income	0.16	0.31	0.27	0.25	0.32	0.32

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.29)	(0.32)	(0.40)	0.16	0.28	(0.27)

Total from investment operations	(0.13)	(0.01)	(0.13)	0.41	0.60	0.05

Distributions to shareholders from

Net investment income	(0.15)	(0.30)	(0.34)	(0.25)	(0.33)	(0.37)

Tax return of capital	0	(0.03)	0	0	0	0

Total distributions to shareholders	(0.15)	(0.33)	(0.34)	(0.25)	(0.33)	(0.37)

Net asset value, end of period	$ 3.44	$ 3.72	$ 4.06	$ 4.53	$ 4.37	$ 4.10

Total return*	(3.52%)	(0.37%)	(2.79%)	9.57%	15.32%	1.38%

Ratios and supplemental data

Net assets, end of period (millions)	$27,527	$28,229	$47,713	$96,535	$547,390	$593,681

Ratios to average net assets
Expenses‡	1.99%†	2.02%	1.95%	1.94%†	1.96%	1.94%

Net investment income	8.63%†	7.79%	7.85%	7.27%†	7.63%	7.92%

Portfolio turnover rate	62%	107%	170%	155%	138%	116%

(a)	For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.
(b)	For the nine months ended April 30, 1998. The Fund changed its fiscal year end from July 31 to April 30, 1998.
#	Net investment income per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
High Yield Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000	1999	1998 (a)#

CLASS C SHARES

Net asset value, beginning of period	$ 3.72	$ 4.06	$ 4.53	$ 4.52

Income from investment operations

Net investment income	0.15	0.32	0.32	0.10

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.28)	(0.33)	(0.45)	0.01

Total from investment operations	(0.13)	(0.01)	(0.13)	0.11

Distributions to shareholders from

Net investment income	(0.15)	(0.30)	(0.34)	(0.10)

Tax return of capital	0	(0.03)	0	0

Total distributions to shareholders	(0.15)	(0.33)	(0.34)	(0.10)

Net asset value, end of period	$ 3.44	$ 3.72	$ 4.06	$ 4.53

Total return*	(3.52%)	(0.37%)	2.79%	2.35%

Ratios and supplemental data

Net assets, end of period (thousands)	$76,447	$3,172	$1,999	$1,155

Ratios to average net assets
Expenses‡	1.97%†	2.00%	1.94%	2.04%†

Net investment income	8.62%†	7.80%	7.86%	7.51%†

Portfolio turnover rate	62%	107%	170%	155%

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000	1999	1998 (b)(c)

CLASS Y SHARES

Net asset value, beginning of period	$ 3.72	$ 4.06	$ 4.53	$4.56

Income from investment operations

Net investment income	0.18	0.35	0.36	0.02

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.29)	(0.32)	(0.45)	(0.03)

Total from investment operations	(0.11)	0.03	(0.09)	(0.01)

Distributions to shareholders from

Net investment income	(0.17)	(0.34)	(0.38)	(0.02)

Tax return of capital	0	(0.03)	0	0

Total distributions to shareholders	(0.17)	(0.37)	(0.38)	(0.02)

Net asset value, end of period	$ 3.44	$ 3.72	$ 4.06	$4.53

Total return	(3.03%)	0.64%	(1.81%)	(0.27%)

Ratios and supplemental data

Net assets, end of period (thousands)	$5,986	$6,153	$4,244	$ 20

Ratios to average net assets:
Expenses‡	0.99%†	1.01%	0.91%	1.09%†

Net investment income	9.62%†	8.87%	9.14%	8.21%†

Portfolio turnover rate	62%	107%	170%	155%

(a)	For the period from January 22, 1998 (commencement of class operations) to April 30, 1998.
(b)	For the period from April 14, 1998 (commencement of class operations) to April 30, 1998.
(c)
The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Quality Income Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)		Year Ended April 30, 2000 (a)		Year Ended September 30,
					1999	1998	1997	1996

CLASS A SHARES (b)

Net asset value, beginning of period	$ 11.95		$ 12.43		$ 13.61	$ 13.18	$ 12.91	$ 13.29

Income from investment operations

Net investment income	0.38		0.44		0.79	0.79	0.97	0.89

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.20		(0.46)		(1.18)	0.47	0.26	(0.37)

Total from investment operations	0.58		(0.02)		(0.39)	1.26	1.23	0.52

Distributions to shareholders from

Net investment income	(0.39)		(0.43)		(0.79)	(0.83)	(0.96)	(0.90)

Tax return of capital	0		(0.03)		0	0	0	0

Total distributions to shareholders	(0.39)		(0.46)		(0.79)	(0.83)	(0.96)	(0.90)

Net asset value, end of period	$ 12.14		$ 11.95		$ 12.43	$ 13.61	$ 13.18	$ 12.91

Total return*	4.90%		(0.20%)		(2.89%)	9.95%	9.86%	4.09%

Ratios and supplemental data

Net assets, end of period (thousands)	$62,387		$74,822		$103,794	$94,279	$53,176	$21,092

Ratios to average net assets
Expenses‡	1.18	%**†	1.63	%**†	1.05%	1.05%	1.05%	1.05%

Net investment income	6.23	%†	6.35	%†	6.08%	5.73%	7.01%	6.84%

Portfolio turnover rate	56%		89%		171%	114%	100%	254%

	Six Months Ended October 31, 2000 (Unaudited)		Year Ended April 30, 2000 (c)

CLASS B SHARES

Net asset value, beginning of period	$11.95		$12.32

Income from investment operations

Net investment income	0.32		0.35

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.21		(0.35)

Total from investment operations	0.53		0

Distributions to shareholders from

Net investment income	(0.34)		(0.34)

Tax return of capital	0		(0.03)

Total distributions to shareholders	(0.34)		(0.37)

Net asset value, end of period	$12.14		$11.95

Total return*	4.51%		0.02%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 882		$ 457

Ratios to average net assets
Expenses‡	1.92	%**†	2.36	%**†

Net investment income	5.36	%†	5.60	%†

Portfolio turnover rate	56%		89%

(a)	For the seven months ended April 30, 2000. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2000.
(b)
Effective October 18, 1999, shareholders of Mentor Quality Income Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Quality Income Fund.

(c)	For the period from October 18, 1999 (commencement of class operations) to April 30, 2000.
*	Excluding applicable sales charges.
**	Ratio of expenses to average net assets includes interest expense.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Quality Income Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)		Year Ended April 30, 2000 (a)		Year Ended September 30,
					1999	1998	1997	1996

CLASS C SHARES (b)

Net asset value, beginning of period	$ 11.95		$ 12.43		$ 13.61	$ 13.18	$ 12.93	$ 13.31

Income from investment operations

Net investment income	0.33		0.37		0.71	0.72	0.86	0.84

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.20		(0.44)		(1.16)	0.48	0.30	(0.38)

Total from investment operations	0.53		(0.07)		(0.45)	1.20	1.16	0.46

Distributions to shareholders from

Net investment income	(0.34)		(0.38)		(0.73)	(0.77)	(0.91)	(0.84)

Tax return of capital	0		(0.03)		0	0	0	0

Total distributions to shareholders	(0.34)		(0.41)		(0.73)	(0.77)	(0.91)	(0.84)

Net asset value, end of period	$ 12.14		$ 11.95		$ 12.43	$ 13.61	$ 13.18	$ 12.93

Total return*	4.51%		(0.62%)		(3.34%)	9.46%	9.29%	3.57%

Ratios and supplemental data

Net assets, end of period (thousands)	$65,711		$72,698		$97,403	$112,901	$75,046	$58,239

Ratios to average net assets
Expenses‡	1.93	%**†	2.35	%**†	1.55%	1.55%	1.55%	1.55%

Net investment income	5.47	%†	5.60	%†	5.57%	5.22%	6.51%	6.36%

Portfolio turnover rate	56%		89%		171%	114%	100%	254%

	Six Months Ended October 31, 2000 (Unaudited)		Year Ended April 30, 2000 (a)#		Year Ended September 30,
					1999	1998 (c)

CLASS Y SHARES (b)

Net asset value, beginning of period	$12.50		$13.09		$13.69	$13.20

Income from investment operations

Net investment income	0.41		0.50		0.84	0.78

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.15		(0.59)		(1.20)	0.39

Total from investment operations	0.56		(0.09)		(0.36)	1.17

Distributions to shareholders from

Net investment income	(0.42)		(0.47)		(0.24)	(0.68)

Tax return of capital	0		(0.03)		0	0

Total distributions to shareholders	(0.42)		(0.50)		(0.24)	(0.68)

Net asset value, end of period	$12.64		$12.50		$13.09	$13.69

Total return	4.55%		(0.73%)		(2.63%)	8.94%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1		$ 1		$ 1	$ 1

Ratios to average net assets
Expenses‡	0.89	%**†	1.18	%**†	0.80%	0.80%†

Net investment income	6.50	%†	6.65	%†	6.30%	7.09%†

Portfolio turnover rate	56%		89%		171%	114%

(a)	For the seven months ended April 30, 2000. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2000.
(b)
Effective October 18, 1999, Shareholders of Mentor Quality Income Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Quality Income Fund.

(c)	For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
**	Ratio of expenses to average net assets includes interest expense.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Strategic Income Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,				Year Ended July 31, 1996
		2000	1999	1998 #	1997 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 6.12	$ 6.79	$ 7.21	$ 6.82	$ 6.77	$ 6.89

Income from investment operations

Net investment income	0.26	0.53	0.51	0.50	0.37	0.54

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.37)	(0.63)	(0.41)	0.38	0.09	(0.09)

Total from investment operations	(0.11)	(0.10)	0.10	0.88	0.46	0.45

Distributions to shareholders from

Net investment income	(0.26)	(0.49)	(0.52)	(0.49)	(0.41)	(0.52)

Tax return of capital	0	(0.08)	0	0	0	(0.05)

Total distributions to shareholders	(0.26)	(0.57)	(0.52)	(0.49)	(0.41)	(0.57)

Net asset value, end of period	$ 5.75	$ 6.12	$ 6.79	$ 7.21	$ 6.82	$ 6.77

Total return*	(1.80%)	(1.58%)	1.58%	13.20%	6.80%	6.84%

Ratios and supplemental data

Net assets, end of period (thousands)	$115,173	$129,885	$162,192	$193,618	$58,725	$68,118

Ratios to average net assets
Expenses‡	0.75%†	0.72%	1.02%	1.27%	1.28%†	1.30%

Net investment income	8.51%†	8.36%	7.41%	6.80%	7.28%†	8.05%

Portfolio turnover rate	137%	187%	222%	237%	86%	101%

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,				Year Ended July 31, 1996
		2000	1999	1998 #	1997 (a)

CLASS B SHARES

Net asset value, beginning of period	$ 6.14	$ 6.81	$ 7.25	$ 6.85	$ 6.81	$ 6.92

Income from investment operations

Net investment income	0.24	0.49	0.47	0.44	0.34	0.50

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.37)	(0.64)	(0.44)	0.39	0.07	(0.09)

Total from investment operations	(0.13)	(0.15)	0.03	0.83	0.41	0.41

Distributions to shareholders from

Net investment income	(0.24)	(0.44)	(0.47)	(0.43)	(0.37)	(0.47)

Tax return of capital	0	(0.08)	0	0	0	(0.05)

Total distributions to shareholders	(0.24)	(0.52)	(0.47)	(0.43)	(0.37)	(0.52)

Net asset value, end of period	$ 5.77	$ 6.14	$ 6.81	$ 7.25	$ 6.85	$ 6.81

Total return*	(2.15%)	(2.29%)	0.56%	12.47%	6.06%	6.21%

Ratios and supplemental data

Net assets, end of period (thousands)	$90,749	$104,110	$120,669	$113,136	$110,082	$123,389

Ratios to average net assets
Expenses‡	1.50%†	1.47%	1.76%	2.05%	2.04%†	2.07%

Net investment income	7.76%†	7.60%	6.68%	6.08%	6.52%†	7.28%

Portfolio turnover rate	137%	187%	222%	237%	86%	101%

(a)	For the nine months ended April 30, 1997. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1997.
#	Net investment income per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Strategic Income Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,				Year Ended July 31, 1996
		2000	1999	1998 #	1997 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 6.13	$ 6.80	$ 7.24	$ 6.84	$ 6.80	$ 6.92

Income from investment operations

Net investment income	0.23	0.49	0.45	0.44	0.33	0.49

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.36)	(0.64)	(0.42)	0.39	0.08	(0.09)

Total from investment operations	(0.13)	(0.15)	0.03	0.83	0.41	0.40

Distributions to shareholders from

Net investment income	(0.24)	(0.44)	(0.47)	(0.43)	(0.37)	(0.47)

Tax return of capital	0	(0.08)	0	0	0	(0.05)

Total distributions to shareholders	(0.24)	(0.52)	(0.47)	(0.43)	(0.37)	(0.52)

Net asset value, end of period	$ 5.76	$ 6.13	$ 6.80	$ 7.24	$ 6.84	$ 6.80

Total return*	(2.16%)	(2.30%)	0.55%	12.48%	6.07%	6.07%

Ratios and supplemental data

Net assets, end of period (thousands)	$14,535	$14,655	$16,265	$19,639	$24,304	$31,816

Ratios to average net assets
Expenses‡	1.50%†	1.47%	1.77%	2.05%	2.04%†	2.07%

Net investment income	7.74%†	7.61%	6.65%	6.10%	6.52%†	7.29%

Portfolio turnover rate	137%	187%	222%	237%	86%	101%

	Six Months Ended October 31, 2000 (Unaudited)	Year Ended April 30,
		2000	1999	1998 #	1997 (b)(c)

CLASS Y SHARES

Net asset value, beginning of period	$ 6.02	$ 6.63	$ 7.04	$ 6.65	$7.03

Income from investment operations

Net investment income	0.25	0.55	0.51	0.46	0

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.34)	(0.59)	(0.39)	0.41	(0.20)

Total from investment operations	(0.09)	(0.04)	0.12	0.87	(0.20)

Distributions to shareholders from

Net investment income	(0.27)	(0.49)	(0.53)	(0.48)	(0.18)

Tax return of capital	0	(0.08)	0	0	0

Total distributions to shareholders	(0.27)	(0.57)	(0.53)	(0.48)	(0.18)

Net asset value, end of period	$ 5.66	$ 6.02	$ 6.63	$ 7.04	$6.65

Total return	(1.61%)	(0.61%)	1.83%	13.46%	(2.87%)

Ratios and supplemental data

Net assets, end of period (thousands)	$2,683	$1,386	$1,647	$1,442	$ 0

Ratios to average net assets
Expenses‡	0.52%†	0.47%	0.75%	1.01%	0.00%†

Net investment income	8.72%†	8.63%	7.64%	6.83%	0.00%†

Portfolio turnover rate	137%	187%	222%	237%	86%

(a)	For the nine months ended April 30, 1997. The Fund changed its fiscal year end from July 31, to April 30, effective April 30, 1997.
(b)	For the period from January 13, 1997 (commencement of class operations) to April 30, 1997.
(c)
The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

#	Net investment income per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited) #	Year Ended April 30,				Year Ended June 30, 1996
		2000	1999	1998	1997 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42	$ 9.65

Income from investment operations

Net investment income	0.27	0.55	0.56	0.61	0.52	0.63

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.23	(0.48)	(0.04)	0.29	(0.03)	(0.23)

Total from investment operations	0.50	0.07	0.52	0.90	0.49	0.40

Distributions to shareholders from

Net investment income	(0.28)	(0.55)	(0.57)	(0.61)	(0.52)	(0.63)

Net asset value, end of period	$ 9.37	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42

Total return*	5.49%	0.79%	5.39%	9.78%	5.30%	4.28%

Ratios and supplemental data

Net assets, end of period (thousands)	$89,607	$91,123	$48,091	$40,136	$17,913	$20,345

Ratios to average net assets
Expenses‡	1.02%†	0.97%	0.95%	1.03%	0.98%†	0.99%

Net investment income	5.84%†	5.89%	5.68%	6.25%	6.60%†	6.61%

Portfolio turnover rate	31%	58%	98%	21%	12%	23%

	Six Months Ended October 31, 2000 (Unaudited) #	Year Ended April 30,				Year Ended June 30, 1996
		2000	1999	1998	1997 (a)

CLASS B SHARES

Net asset value, beginning of period	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42	$ 9.65

Income from investment operations

Net investment income	0.24	0.48	0.49	0.53	0.46	0.56

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.22	(0.48)	(0.05)	0.29	(0.03)	(0.23)

Total from investment operations	0.46	0	0.44	0.82	0.43	0.33

Distributions to shareholders from

Net investment income	(0.24)	(0.48)	(0.49)	(0.53)	(0.46)	(0.56)

Net asset value, end of period	$ 9.37	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42

Total return*	5.09%	0.03%	4.60%	8.96%	4.65%	3.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$75,828	$82,665	$122,919	$130,576	$142,371	$165,988

Ratios to average net assets
Expenses‡	1.77%†	1.71%	1.71%	1.78%	1.73%†	1.74%

Net investment income	5.11%†	5.11%	4.99%	5.56%	5.85%†	5.85%

Portfolio turnover rate	31%	58%	98%	21%	12%	23%

(a)	For the ten months ended April 30, 1997. The Fund changed its fiscal year end from June 30, to April 30, effictive April 30, 1997.
#	Net investment income per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended October 31, 2000 (Unaudited) #	Year Ended April 30,				Year Ended June 30, 1996
		2000	1999	1998	1997 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42	$ 9.65

Income from investment operations

Net investment income	0.23	0.48	0.49	0.53	0.46	0.56

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.23	(0.48)	(0.05)	0.29	(0.03)	(0.23)

Total from investment operations	0.46	0	0.44	0.82	0.43	0.33

Distributions to shareholders from

Net investment income	(0.24)	(0.48)	(0.49)	(0.53)	(0.46)	(0.56)

Net asset value, end of period	$ 9.37	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42

Total return*	5.09%	0.03%	4.60%	8.96%	4.65%	3.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 4,320	$ 4,740	$ 5,605	$ 5,697	$ 455	$ 649

Ratios to average net assets
Expenses‡	1.77%†	1.71%	1.70%	1.78%	1.73%†	1.74%

Net investment income	5.07%†	5.12%	4.97%	5.49%	5.85%†	5.87%

Portfolio turnover rate	31%	58%	98%	21%	12%	23%

	Six Months Ended October 31, 2000 (Unaudited) #	Year Ended April 30,				Year Ended June 30, 1996
		2000	1999	1998	1997 (a)

CLASS Y SHARES

Net asset value, beginning of period	$ 9.15	$ 9.63	$ 9.68	$ 9.39	$ 9.42	$ 9.65

Income from investment operations

Net investment income	0.28	0.57	0.59	0.63	0.54	0.66

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.23	(0.48)	(0.05)	0.29	(0.03)	(0.23)

Total from investment operations	0.51	0.09	0.54	0.92	0.51	0.43

Distributions to shareholders from

Net investment income	(0.29)	(0.57)	(0.59)	(0.63)	(0.54)	(0.66)

Net asset value, end of period	$ 9.37	$ 9.15	$ 9.63	$ 9.68	$ 9.36	$ 9.42

Total return	5.62%	1.04%	5.66%	10.05%	5.52%	4.54%

Ratios and supplemental data

Net assets, end of period (thousands)	$236,323	$231,417	$222,876	$155,836	$127,099	$121,569

Ratios to average net assets
Expenses‡	0.77%†	0.71%	0.71%	0.78%	0.73%†	0.74%

Net investment income	6.10%†	6.12%	5.96%	6.55%	6.85%†	6.86%

Portfolio turnover rate	31%	58%	98%	21%	12%	23%

(a)	For the ten months ended April 30, 1997. The Fund changed its fiscal year end from June 30, to April 30, 1997.
#	Net investment income per share is based on averages shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Diversified Bond Fund
Schedule of Investments
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

ASSET-BACKED SECURITIES – 3.3%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A6, 7.18%, 02/25/2018	AAA	$ 3,250,000	$ 3,173,999
Merrill Lynch Mtge. Investors, Inc., Ser. 1992-D, Class B, 8.50%, 06/15/2017	NR	2,629,488	2,623,637
Mid State Trust, Ser. 6, Class A3, 7.54%, 07/01/2035	AA	705,461	684,759
Midwest Generation, LLC, Ser. B, 8.56%, 01/02/2016 144A	A-	2,250,000	2,193,233
Railcar Leasing LLC, Ser. 1, Class A2, 7.125%, 01/15/2013 144A	AAA	2,500,000	2,494,637
University Support Svcs., Inc., Ser. 1992-CD, Class D, 9.52%, 11/01/2007 ☐	NA	230,000	229,655

Total Asset-Backed Securities (cost $11,659,675)			11,399,920

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.8%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF1, Class A2, 7.78%, 02/15/2010	AAA	3,300,000	3,441,520
Criimi Mae Comml. Mtge. Trust, Ser. 1998-C1, Class A2, 7.00%, 03/02/2011 144A	A	3,000,000	2,758,578
Criimi Mae Finl. Corp., Ser. 1, Class A, 7.00%, 01/01/2033	AAA	4,231,095	3,949,463
DLJ Comml. Mtge. Corp.:
7.18%, 11/01/2010	BB	3,000,000	3,015,469
Ser. 2000-CF1, Class A3, 7.92%, 05/10/2010	A	2,000,000	2,055,000
FFCA Secured Lending Corp., Ser. 1997-1, Class B1, 7.74%, 06/18/2013 144A	NR	1,000,000	1,002,525
Finl. Asset Securitization, Inc., Ser. 1997-NAM2, Class B2, 7.88%, 07/25/2027	NR	2,642,469	2,607,344
GE Capital Mtge. Svcs., Inc.:
Ser. 1994-27, Class A6, 6.50%, 07/25/2024	AAA	3,745,000	3,436,056
Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	NA	2,375,000	2,261,762
Morgan Stanley Capital I, Inc., Ser. 1997-C1, Class B, 7.69%, 01/15/2007	NR	3,300,000	3,371,051
Morgan Stanley Dean Witter, Ser. 2000, Class B, 7.78%, 01/15/2010	NA	3,250,000	3,324,074
Norwest Asset Securities Corp. 6.25%, 09/25/2028	AA	2,296,107	2,036,704
PNC Mtge. Securities Corp.:
Ser. 1997-4, Class 2PP3, 7.25%, 07/25/2027	AAA	2,411,519	2,329,323
Ser. 1999-5, Class CB3, 6.89%, 07/25/2029	NR	1,507,454	1,366,764
Ser. 1999-8, Class CB3, 7.35%, 09/25/2029	NR	1,614,649	1,502,423
Residential Asset Securitization Trust, Ser. 2000-A2, Class NB1, 8.00%, 04/25/2030	AAA	2,924,438	2,950,648
Residential Funding Mtge. Securities I, Inc., Ser. 1999-S2, Class M1, 6.50%, 01/25/2029	NR	2,878,738	2,617,248

Total Collateralized Mortgage Obligations (cost $44,413,586)			44,025,952

EVERGREEN
Diversified Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – 43.0%

CONSUMER DISCRETIONARY – 8.4%

Auto Components – 0.5%
Hayes Wheels Intl., Inc., Ser. B, 9.125%, 07/15/2007	B	$ 1,000,000	$ 810,000
Lear Corp., Ser. B, 8.11%, 05/15/2009	BB+	1,000,000	898,273

			1,708,273

Automobiles – 1.2%
Ford Motor Co., 8.90%, 01/15/2032	A	4,000,000	4,272,292

Hotels, Restaurants & Leisure – 1.7%
Boyd Gaming Corp., 9.50%, 07/15/2007	B+	1,000,000	915,000
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	1,000,000	912,500
Mohegan Tribal Gaming Auth., 8.75%, 01/01/2009	BB-	1,000,000	980,000
Park Place Entertainment Corp., 8.875%, 09/15/2008	BB+	1,000,000	985,000
Prime Hospitality Corp., Ser. B, 9.75%, 04/01/2007	B+	1,000,000	1,005,000
Station Casinos, Inc., 9.875%, 07/01/2010 144A	B+	1,000,000	1,007,500

			5,805,000

Household Durables – 0.9%
K Hovnanian Enterprises, Inc., 10.50%, 10/01/2007 144A	BB-	900,000	848,250
MDC Holdings, Inc., 8.375%, 02/01/2008	BB	1,100,000	1,017,500
Standard Pacific Corp., 8.50%, 04/01/2009	BB	1,200,000	1,098,000

			2,963,750

Leisure Equipment & Products – 0.7%
CSC Holdings, Inc., Ser. B, 8.125%, 07/15/2009	BB+	2,000,000	1,949,660
Outboard Marine Corp., Ser. B, 10.75%, 06/01/2008	CCC+	1,000,000	365,000

			2,314,660

Media – 3.3%
Ackerley Group, Inc., Ser. B, 9.00%, 01/15/2009	B	1,000,000	925,000
Adelphia Communications Corp., Ser. B, 9.875%, 03/01/2007	B+	1,000,000	905,000
American Lawyer Media, Inc., Ser. B, 9.75%, 12/15/2007	B	1,000,000	910,000
Chancellor Media Corp., 8.00%, 11/01/2008	BBB-	650,000	653,250
Echostar DBS Corp., 9.375%, 02/01/2009	B+	1,000,000	987,500
Hollinger Intl. Publishing, Inc., 9.25%, 02/01/2006	BB-	1,000,000	995,000
Infinity Broadcasting, Inc., 8.875%, 06/15/2007	BBB	1,000,000	1,033,750
K-III Communications Corp., Ser. B, 8.50%, 02/01/2006	BB-	1,000,000	960,000
Sinclair Broadcast Group, Inc., 10.00%, 09/30/2005	B	1,000,000	952,500
Time Warner, Inc., 6.875%, 06/15/2018	BBB	2,000,000	1,801,104
TV Guide, Inc., 8.125%, 03/01/2009	BB-	1,250,000	1,256,250

			11,379,354

Multi-line Retail – 0.1%
Ames Dept. Stores, Inc., 10.00%, 04/15/2006	B+	1,050,000	383,250

EVERGREEN
Diversified Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

CONSUMER STAPLES – 0.4%

Food Products – 0.4%
Sun World Intl., Inc., Ser. B, 11.25%, 04/15/2004	B	$ 1,500,000	$ 1,428,750

ENERGY – 4.3%

Energy Equipment & Services – 0.4%
Oslo Seismic Svcs., Inc., 8.28%, 06/01/2011	BBB	1,400,200	1,422,406

Oil & Gas – 3.9%
Alberta Energy Co., Ltd., 7.65%, 09/15/2010	BBB+	1,400,000	1,412,230
Cross Timbers Oil Co., Ser. B, 9.25%, 04/01/2007	B	1,000,000	1,000,000
Giant Inds., Inc., 9.00%, 09/01/2007	B+	1,300,000	1,196,000
Golden State Petroleum Trans. Corp., First Mtge., 8.04%, 02/01/2019	Aa2	7,000,000	6,520,129
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B+	1,000,000	1,003,750
Ocean Energy, Inc., Ser. B, 8.375%, 07/01/2008	BB-	1,000,000	1,007,500
Triton Energy, Ltd., 8.75%, 04/15/2002	BB-	1,300,000	1,350,700

			13,490,309

FINANCIALS – 18.0%

Banks – 1.1%
GS Escrow Corp., 6.75%, 08/01/2001	BB+	1,850,000	1,826,712
Wells Fargo & Co., 7.25%, 08/24/2005	A+	2,000,000	2,014,660

			3,841,372

Diversified Financials – 8.9%
Barnett Capital I, 8.06%, 12/01/2026	A-	3,750,000	3,527,044
Budget Group, Inc., 9.125%, 04/01/2006	B+	1,000,000	390,000
Comdisco Inc., 6.00%, 01/30/2002	BBB	2,500,000	2,132,825
Comml. Credit Co., 10.00%, 05/15/2009	AA-	5,000,000	5,804,330
Ford Motor Credit Co., 7.60%, 08/01/2005	A	3,500,000	3,526,628
HSBC Capital Funding, LP, 9.547%, 06/30/2010 144A	NR	2,000,000	2,124,704
John Deere Capital Corp., 8.625%, 08/01/2019	A	7,850,000	8,179,559
Limestone Electron Trust, 8.625%, 03/15/2003 144A	BBB-	1,800,000	1,832,504
Regl. Diversified Funding, Ltd., 9.25%, 03/15/2030 144A	A+	2,500,000	2,441,372
United Rentals, Inc., Ser. B, 9.25%, 01/15/2009	BB-	1,000,000	825,000

			30,783,966

Insurance – 8.0%
AMBAC Finl. Group, Inc., 9.375%, 08/01/2011	AA	2,500,000	2,845,198
Merrill Lynch Mtge. Investors, Inc., Ser. 1991-G, Class B, 9.15%, 10/15/2011	NA	1,545,917	1,542,756
Nationwide CSN Trust, 9.875%, 02/15/2025 144A	A	10,000,000	10,219,940
Prudential Properties, 7.125%, 07/01/2007 144A	A+	6,300,000	6,086,719
Sun Life Canada Capital Trust, 8.53%, 05/29/2049 144A	A+	7,500,000	6,739,110

			27,433,723

EVERGREEN
Diversified Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

HEALTH CARE – 0.6%

Health Care Providers & Services – 0.6%
HCA Healthcare Co., 8.75%, 09/01/2010	BB+	$ 1,000,000	$ 1,010,637
Tenet Healthcare Corp., Ser. B, 8.125%, 12/01/2008	BB-	1,000,000	968,750

			1,979,387

INDUSTRIALS – 3.8%

Aerospace & Defense – 0.6%
Lockheed Martin Corp., 7.95%, 12/01/2005	BBB-	2,000,000	2,057,226

Airlines – 0.5%
Continental Airlines, Inc., Passthrough Cert., Ser. 1999, Class B, 6.795%, 02/02/2020	AA-	1,985,976	1,847,901

Building Products – 0.3%
American Standard, Inc., 7.375%, 02/01/2008	BB+	1,000,000	935,000

Chemicals – 0.6%
CK Witco Corp., 8.50%, 03/15/2005	BBB	2,000,000	2,016,800

Commercial Services & Supplies – 1.2%
Republic Services, Inc., 7.125%, 05/15/2009	BBB	4,660,000	4,305,104

Industrial Conglomerates – 0.3%
Nortek, Inc., Ser. B, 8.875%, 08/01/2008	B+	1,000,000	875,000

Machinery – 0.3%
Eagle-Picher Inds., 9.375%, 03/01/2008	B-	1,300,000	936,000

MATERIALS – 1.9%

Chemicals – 0.6%
Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	BB	1,000,000	972,500
Scotts Co., 8.625%, 01/15/2009 144A	B+	1,000,000	955,000

			1,927,500

Containers & Packaging – 0.5%
Owens-Illinois, Inc., 7.15%, 05/15/2005	BB	1,000,000	715,000
Packaging Corp. of America, 9.625%, 04/01/2009	B+	1,000,000	1,025,000

			1,740,000

Metals & Mining – 0.8%
Alcoa, Inc., 7.375%, 08/01/2010	A+	1,000,000	1,011,115
P&L Coal Holdings Corp., Ser. B, 9.625%, 05/15/2008	B	1,000,000	977,500
WHX Corp., 10.50%, 04/15/2005	B-	1,500,000	937,500

			2,926,115

TELECOMMUNICATION SERVICES – 3.4%

Diversified Telecommunication Services – 2.2%
Nextel Communications, Inc., 9.375%, 11/15/2009	B	1,000,000	967,500
Qwest Capital Funding, Inc., 7.90%, 08/15/2010 144A	BBB+	3,150,000	3,203,251

EVERGREEN
Diversified Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

TELECOMMUNICATION SERVICES – continued

Diversified Telecommunication Services – continued
Sprint Capital Corp., 6.375%, 05/01/2009	BBB+	$ 1,000,000	$ 899,550
Telecom De Puerto Rico, Inc., 6.65%, 05/15/2006	BBB	2,500,000	2,380,080

			7,450,381

Wireless Telecommunications Services – 1.2%
Crown Castle Intl. Corp., 9.00%, 05/15/2011	B	1,000,000	950,000
Price Communications Wireless, Inc.:
11.75%, 07/15/2007	B-	1,000,000	1,070,000
Ser. B, 9.125%, 12/15/2006	B+	1,000,000	1,005,000
Voicestream Wireless Corp., 10.375%, 11/15/2009	B-	1,000,000	1,075,000

			4,100,000

UTILITIES – 2.2%

Electric Utilities – 1.5%
AES Corp., 8.50%, 11/01/2007	B+	1,000,000	952,500
Calpine Corp., 7.75%, 04/15/2009	BB+	850,000	800,361
Dominion Resources, Inc., 8.125%, 06/15/2010	BBB+	2,000,000	2,066,042
Duke Energy Field Svcs., LLC, 7.875%, 08/16/2010	BBB	1,500,000	1,530,576

			5,349,479

Gas Utilities – 0.7%
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	850,000	888,250
Williams Gas Pipelines Co., 7.375%, 11/15/2006 144A	BBB	1,500,000	1,506,658

			2,394,908

Total Corporate Bonds (cost $155,616,553)			148,067,906

MORTGAGE-BACKED SECURITIES – 17.2%
FNMA:
6.29%, 03/01/2027	AAA	2,254,218	2,274,256
6.50%, 10/01/2028-05/01/2029	AAA	4,895,840	4,711,882
6.625%, 10/15/2007	Aaa	24,715,000	24,827,601
7.00%, 07/01/2028-08/01/2029	AAA	10,012,725	9,844,857
7.25%, 05/15/2030	Aaa	8,300,000	8,800,150
7.30%, 05/25/2010	AAA	3,425,000	3,507,446
7.35%, 04/01/2028	AAA	2,565,378	2,600,721
9.50%, 12/01/2024	AAA	2,340,634	2,457,057

Total Mortgage-Backed Securities (cost $59,184,744)			59,023,970

MUNICIPAL OBLIGATIONS – 0.8%

MUNICIPAL – 0.8%
Los Angeles, CA. Impt. Bond Act, 1915, Assessment Dist. 1, MTN, 8.48%, 09/02/2015 (cost $2,674,484)	NR	2,674,484	2,700,961

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 1.3%
FHLMC, 6.625%, 09/15/2009 (cost $4,486,446)	AAA	4,625,000	4,598,355

EVERGREEN
Diversified Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 5.7%
U.S. Treasury Bonds:
6.25%, 05/15/2030	AAA	$ 2,500,000	$ 2,663,672
8.125%, 05/15/2021	AAA	7,020,000	8,760,588
U.S. Treasury Notes:
5.875%, 11/15/2004	AAA	4,150,000	4,152,814
6.00%, 09/30/2002	AAA	4,050,000	4,055,532

Total U.S. Treasury Obligations (cost $19,329,444)			19,632,606

YANKEE OBLIGATIONS – CORPORATE – 6.9%

ENERGY – 2.0%

Oil & Gas – 2.0%
British Gas Intl. Fin. Co., 0.00%, 11/04/2021¤	A	4,000,000	831,200
Gulf Canada Resources, Ltd., 8.35%, 08/01/2006	BBB-	1,000,000	1,022,500
YPF Sociedad Anonima, 7.25%, 03/15/2003	BBB-	5,000,000	4,885,000

			6,738,700

FINANCIALS – 0.6%

Banks – 0.5%
Skandinaviska Enskilda, 8.11%, 05/26/2033	NA	20,000,000	1,768,000

Diversified Financials – 0.1%
Tembec Fin. Corp., 9.875%, 09/30/2005	BB+	350,000	358,750

MATERIALS – 1.0%

Metals & Mining – 0.2%
Bulong Operation Property Ltd., 12.50%, 12/15/2008 •	D	1,600,000	728,000

Paper & Forest Products – 0.8%
Domtar, Inc., 8.75%, 08/01/2006	BBB-	1,000,000	1,045,000
Norampac, Inc., 9.50%, 02/01/2008	BB	1,000,000	1,010,000
Tembec Inds., Inc., 8.625%, 06/30/2009	BB+	650,000	638,625

			2,693,625

TELECOMMUNICATION SERVICES – 2.4%

Diversified Telecommunication Services – 2.0%
Deutsche Telekom Intl., 8.00%, 06/15/2010	A-	2,600,000	2,660,221
Koninklijke Kpn NV, 8.00%, 10/01/2010 144A	A-	3,000,000	2,951,319
Telefonica Europe, 7.75%, 09/15/2010	A+	1,400,000	1,408,843

			7,020,383

Wireless Telecommunications Services – 0.4%
Rogers Cantel, Inc., 9.75%, 06/01/2016	BB+	1,150,000	1,230,500

UTILITIES – 0.9%

Electric Utilities – 0.9%
TXU Eastern Funding Co., 6.75%, 05/15/2009	BBB+	3,500,000	3,158,232

Total Yankee Obligations – Corporate (cost $25,211,332)			23,696,190

EVERGREEN
Diversified Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT – 2.0%
Argentina, 0.00%, 10/15/2003 ¤	BBB	$ 2,000,000	$ 1,425,000
Canada, 7.50%, 09/15/2029	A+	3,500,000	3,551,104
Qatar, 9.75%, 06/15/2030	BBB	2,000,000	1,952,500

Total Yankee Obligations – Government (cost $6,939,920)			6,928,604

		Shares	Value

SHORT-TERM INVESTMENTS – 9.8%

MUTUAL FUND SHARES – 9.8%
Evergreen Select Money Market Fund ø		20,113,072	20,113,072
Navigator Prime Portfolio p		13,621,054	13,621,054

Total Short-Term Investments (cost $33,734,126)			33,734,126

Total Investments – (cost $363,250,310) – 102.8%			353,808,590
Other Assets and Liabilities – (2.8%)			(9,518,285)

Net Assets – 100.0%			$344,290,305

See Combined Notes to Schedules of Investments.

EVERGREEN
High Yield Bond Fund
Schedule of Investments
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – 80.8%

CONSUMER DISCRETIONARY – 25.8%
Auto Components – 0.9%
Advance Stores Co., Inc., Ser. B, 10.25%, 04/15/2008	B-	$4,000,000	$ 2,830,000
Hayes Wheels Intl., Inc., Ser. B, 9.125%, 07/15/2007	B	1,500,000	1,215,000

			4,045,000

Building Products – 0.5%
Del Webb Corp., 9.375%, 05/01/2009	B-	2,500,000	2,237,500

Hotels, Restaurants & Leisure – 12.7%
Ameristar Casinos, Inc., Ser. B, 10.50%, 08/01/2004	B-	4,000,000	4,060,000
Anchor Gaming, 9.875%, 10/15/2008 144A	B	3,200,000	3,252,000
Argosy Gaming Co., 10.75%, 06/01/2009	B	6,375,000	6,693,750
Boyd Gaming Corp., 9.50%, 07/15/2007	B+	5,000,000	4,575,000
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B-	5,000,000	4,950,000
Hollywood Casino Corp., 11.25%, 05/01/2007	B	4,900,000	5,059,250
Intrawest Corp., 9.75%, 08/15/2008	B+	2,000,000	1,960,000
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	5,550,000	5,064,375
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	BB-	2,500,000	2,568,750
Mohegan Tribal Gaming Auth., 8.75%, 01/01/2009	BB-	4,000,000	3,920,000
Park Place Entertainment Corp., 8.875%, 09/15/2008	BB+	5,000,000	4,925,000
Station Casinos, Inc., 9.875%, 07/01/2010 144A	B+	4,500,000	4,533,750
Venetian Casino Resort LLC, 12.25%, 11/15/2004	B-	5,650,000	5,748,875

			57,310,750

Household Durables – 3.2%
K Hovnanian Enterprises, Inc., 10.50%, 10/01/2007 144A	BB-	4,200,000	3,958,500
Simmons Co., Ser. B, 10.25%, 03/15/2009	B-	6,000,000	5,610,000
Standard Pacific Corp.:
8.50%, 06/15/2007	BB	2,000,000	1,860,000
9.50%, 09/15/2010	BB	3,000,000	2,895,000

			14,323,500

Leisure Equipment & Products – 0.4%
Outboard Marine Corp., Ser. B, 10.75%, 06/01/2008	CCC+	5,100,000	1,861,500

Media – 6.6%
Acme Television, LLC, Sr. Disc. Note, Ser. B, Step Bond, 0.00%, 09/30/2004 †	B-	5,000,000	4,725,000
Adelphia Communications Corp., Ser. B, 9.875%, 03/01/2007	B+	5,000,000	4,525,000
American Lawyer Media, Inc., Ser. B, 9.75%, 12/15/2007	B	5,000,000	4,550,000
Charter Communications, 8.625%, 04/01/2009	B+	3,300,000	2,986,500
Echostar DBS Corp., 9.375%, 02/01/2009	B+	5,000,000	4,937,500
Premier Parks, Inc., Sr. Disc. Note, Step Bond, 0.00%, 04/01/2008 †	B-	8,500,000	5,631,250
XM Satellite Radio, Inc., 14.00%, 03/15/2010	CCC+	3,500,000	2,432,500

			29,787,750

EVERGREEN
High Yield Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

CONSUMER DISCRETIONARY – continued

Multi-line Retail – 0.4%
Ames Dept. Stores, Inc., 10.00%, 04/15/2006	B+	$5,000,000	$ 1,825,000

Specialty Retail – 1.1%
Michaels Stores, Inc., 10.875%, 06/15/2006	BB	4,775,000	4,703,375

Textiles & Apparel – 0.0%
Consoltex Group, Ser. B, 11.00%, 10/01/2003	B	200,000	143,000

CONSUMER STAPLES – 3.2%

Electronic Equipment & Instruments – 1.1%
Flextronics Intl. Ltd., 9.875%, 07/01/2010 144A	B+	5,000,000	5,075,000

Food & Drug Retailing – 1.1%
AFC Enterprises, Inc., 10.25%, 05/15/2007	B	4,350,000	4,176,000
Phar-Mor, Inc., 11.72%, 09/11/2002	NR	1,000,000	595,000

			4,771,000

Food Products – 1.0%
Sun World Intl., Inc., Ser. B, 11.25%, 04/15/2004	B	5,000,000	4,762,500

ENERGY – 8.7%

Energy Equipment & Services – 0.9%
Parker Drilling Co., Ser. D, 9.75%, 11/15/2006	B+	4,000,000	3,940,000

Oil & Gas – 7.8%
Benton Oil & Gas Co., 9.375%, 11/01/2007	B	4,000,000	2,480,000
Chesapeake Energy Corp., Ser. B, 9.625%, 05/01/2005	B	5,025,000	5,068,969
Cross Timbers Oil Co., Ser. B:
8.75%, 11/01/2009	B	1,120,000	1,086,400
9.25%, 04/01/2007	B	3,000,000	3,000,000
Energy Corp. of America, Ser. A, 9.50%, 05/15/2007	B-	4,750,000	3,681,250
EOTT Energy Partners, LP, 11.00%, 10/01/2009	BB	2,300,000	2,426,500
Giant Inds., Inc., 9.00%, 09/01/2007	B+	5,100,000	4,692,000
HS Resources, Inc., 9.25%, 11/15/2006	B+	5,400,000	5,413,500
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B+	2,100,000	2,107,875
Petsec Energy, Inc., Ser. B, 9.50%, 06/15/2007 •	D	2,350,000	1,245,500
Pride Petroleum Svcs., Inc., 9.375%, 05/01/2007	BB	2,000,000	2,035,000
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	BB-	1,900,000	1,838,250

			35,075,244

FINANCIALS – 2.3%

Banks – 0.2%
Sovereign Bancorp, Inc., 10.50%, 11/15/2006	BB+	1,000,000	1,020,000

Diversified Financials – 2.1%
Budget Group, Inc., 9.125%, 04/01/2006	B+	4,000,000	1,560,000
Merrill Corp., Ser. B, 12.00%, 05/01/2009	B	3,000,000	1,815,000

EVERGREEN
High Yield Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

FINANCIALS – continued

Diversified Financials – continued
NationsRent, Inc., 10.375%, 12/15/2008	B	$5,000,000	$ 2,775,000
United Rentals, Inc., Ser. B, 9.25%, 01/15/2009	BB-	4,000,000	3,300,000

			9,450,000

HEALTH CARE – 6.6%

Health Care Providers & Services – 6.1%
Aetna Inds., Inc., 11.875%, 10/01/2006	B-	1,500,000	903,750
Columbia/HCA Healthcare Co., 7.00%, 07/01/2007	BB+	5,000,000	4,622,915
LifePoint Hosp. Holdings, Inc., Ser. B, 10.75%, 05/15/2009	B-	5,870,000	6,266,225
Owens & Minor, Inc., 10.875%, 06/01/2006	B+	2,000,000	2,070,000
Oxford Hlth. Plans, Inc., 11.00%, 05/15/2005	B	1,500,000	1,642,500
Tenet Healthcare Corp., Ser. B, 8.125%, 12/01/2008	BB-	6,500,000	6,296,875
Triad Hosp. Holdings, Inc., Ser. B, 11.00%, 05/15/2009	B-	5,500,000	5,747,500

			27,549,765

Pharmaceuticals – 0.5%
King Pharmaceuticals, Inc., 10.75%, 02/15/2009	B	2,000,000	2,120,000

INDUSTRIALS – 7.9%

Aerospace & Defense – 1.0%
BE Aerospace, Inc., 9.50%, 11/01/2008	B	4,850,000	4,777,250

Airlines – 0.9%
American Comml. Lines, LLC, Ser. B, 10.25%, 06/30/2008	B-	5,000,000	4,075,000

Commercial Services & Supplies – 2.2%
Affinity Group Holding, Inc., 11.00%, 04/01/2007	B	4,000,000	3,340,000
Allied Waste, Inc., Ser. B, 10.00%, 08/01/2009	B+	7,500,000	6,450,000

			9,790,000

Construction & Engineering – 2.6%
Asat Fin., LLC, 12.50%, 11/01/2006 144A	BB-	975,000	989,625
Metromedia Fiber Network, Inc., 10.00%, 12/15/2009	B+	1,900,000	1,695,750
Spectrasite Holdings, Inc.:
10.75%, 03/15/2010	B-	2,000,000	1,850,000
Sr. Disc. Notes, Step Bond, 0.00%, 04/15/2004 †	B-	6,575,000	3,427,219
Transdigm, Inc., 10.375%, 12/01/2008	B-	4,000,000	3,720,000

			11,682,594

Machinery – 1.2%
Acme Metals, Inc., 10.875%, 12/15/2007 •	NR	5,000,000	600,000
Eagle-Picher Inds., 9.375%, 03/01/2008	B-	3,250,000	2,340,000
Holley Performance Products, Inc., Ser. B, 12.25%, 09/15/2007	B	4,000,000	2,330,000

			5,270,000

EVERGREEN
High Yield Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

INFORMATION TECHNOLOGY – 1.9%

Internet Software & Services – 0.7%
PSINet, Inc., 11.50%, 11/01/2008	B-	$ 6,000,000	$ 2,985,000

Semiconductor Equipment & Products – 1.2%
Fairchild Semiconductor Corp., 10.125%, 03/15/2007	B	5,000,000	4,875,000
Intersil Corp., 13.25%, 08/15/2009	B	650,000	737,750

			5,612,750

MATERIALS – 4.0%

Chemicals – 1.3%
Lyondell Chemical Co., 10.875%, 05/01/2009	B+	6,000,000	5,775,000

Containers & Packaging – 2.2%
Owens-Illinois, Inc., 7.15%, 05/15/2005	BB	5,000,000	3,575,000
Riverwood Intl. Corp., 10.875%, 04/01/2008	CCC+	7,000,000	6,352,500

			9,927,500

Metals & Mining – 0.5%
NSM Steel, Inc., 12.00%, 02/01/2006 144A •	D	5,000,000	225,000
WHX Corp., 10.50%, 04/15/2005	B-	3,000,000	1,875,000

			2,100,000

TELECOMMUNICATION SERVICES – 18.4%

Diversified Telecommunication Services – 8.5%
Chippac Intl. Ltd., Ser. B, 12.75%, 08/01/2009	B-	1,000,000	1,010,000
Diamond Cable Communications, Sr. Disc. Note, Step Bond, 0.00%, 12/15/2005 †	B	1,500,000	1,402,500
Intercel, Inc., Sr. Disc. Notes, Step Bond, 0.00%, 02/01/2006 †	B	6,000,000	5,970,000
Level 3 Communications, Inc.:
9.125%, 05/01/2008	B	1,400,000	1,137,500
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2005 †	B	4,725,000	2,350,688
McLeod USA, Inc., 9.25%, 07/15/2007	B+	3,500,000	3,263,750
Metromedia Fiber Network, Inc., Ser. B, 10.00%, 11/15/2008	B+	4,000,000	3,560,000
Nextlink Communications, Inc.:
12.50%, 04/15/2006	B	2,600,000	2,457,000
Sr. Disc. Notes, Step Bond, 0.00%, 12/01/2009 †	B	2,750,000	1,340,625
NTL Communications Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2008 †	B	2,000,000	1,180,000
SBA Communications Corp., Sr. Disc. Note, Step Bond, 0.00%, 03/01/2003 †	NA	6,375,000	4,749,375
Startec Global Communications Corp., 12.00%, 05/15/2008	NA	1,980,000	1,296,900
Tritel PCS, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2004 †	NR	10,125,000	6,606,562
Winstar Communications, Inc., Sr. Disc. Note, Step Bond, 0.00%, 04/15/2005 144A †	B-	5,450,000	1,771,250

			38,096,150

EVERGREEN
High Yield Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

TELECOMMUNICATION SERVICES – continued

Wireless Telecommunications Services – 9.9%
Crown Castle Intl. Corp., 10.75%, 08/01/2011	B	$6,000,000	$ 6,180,000
Echostar Broadband Corp., 10.375%, 10/01/2007 144A	B	3,600,000	3,627,000
Motient Corp., Ser. B, 12.25%, 04/01/2008	NR	4,500,000	3,240,000
Nextel Intl., Inc., 12.75%, 08/01/2010 144A	B-	5,900,000	5,501,750
Nextel Partners, Inc.:
11.00%, 03/15/2010	CCC+	4,000,000	3,990,000
Sr. Disc. Notes, Step Bond, 0.00%, 02/01/2004 †	CCC+	1,950,000	1,365,000
Price Communications Wireless, Inc., 11.75%, 07/15/2007	B-	7,000,000	7,490,000
Triton PCS, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/01/2003 †	CCC+	4,000,000	3,050,000
United Pan Europe Communication, Sr. Disc. Note, Step Bond, 0.00%, 11/01/2009 †	B	3,000,000	1,185,000
Voicestream Wireless Corp.:
10.375%, 11/15/2009	B-	6,125,000	6,584,375
11.50%, 09/15/2009	NA	2,000,000	2,225,000

			44,438,125

UTILITIES – 2.0%

Diversified Telecommunication Services – 0.2%
Level 3 Communications, Inc., 11.25%, 03/15/2010	B	1,000,000	905,000

Electric Utilities – 1.5%
AES Corp., 9.375%, 09/15/2010	BB	5,000,000	5,100,000
AES Drax Energy Ltd., 11.50%, 08/30/2010 144A	BB-	1,500,000	1,582,500

			6,682,500

Gas Utilities – 0.3%
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	1,500,000	1,567,500

Total Corporate Bonds (cost $406,618,192)			363,685,253

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) – 0.4%

TELECOMMUNICATION SERVICES – 0.4%

Diversified Telecommunication Services – 0.4%
NTL Communications Corp., Sr. Disc. Notes, Step Bond, 0.00%, 04/15/2009, GBP (cost $2,849,951) †	B	2,500,000	1,668,591

MORTGAGE-BACKED SECURITIES – 0.9%
FNMA, 8.00%, 06/01/2030 (cost $3,838,508)	AAA	3,888,327	3,937,981

U.S. TREASURY OBLIGATIONS – 0.9%
U.S. Treasury Bonds, 6.125%, 08/15/2029 (cost $4,036,879)	AAA	4,000,000	4,143,752

EVERGREEN
High Yield Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE – 8.0%

CONSUMER DISCRETIONARY – 0.7%

Media – 0.7%
Rogers Cablesystems Ltd., Ser. B, 10.00%, 03/15/2005	BB+	$1,124,000	$ 1,191,440
United Pan-Europe Communication, Sr. Disc. Note, Step Bond, 0.00%, 08/01/2005 †	B	5,250,000	1,968,750

			3,160,190

MATERIALS – 2.0%

Metals & Mining – 0.5%
Bulong Operation Property Ltd., 12.50%, 12/15/2008 •	D	4,500,000	2,047,500

Paper & Forest Products – 1.5%
Norampac, Inc., 9.50%, 02/01/2008	BB	3,500,000	3,535,000
Repap New Brunswick, Inc., 11.50%, 06/01/2004	B-	3,000,000	3,322,500

			6,857,500

TELECOMMUNICATION SERVICES – 5.3%

Diversified Telecommunication Services – 4.7%
Alestra SA de RL de CV, 12.125%, 05/15/2006	BB-	4,000,000	3,470,000
Asia Global Crossing, 13.375%, 10/15/2010	B+	3,500,000	3,255,000
Clearnet Communications, Inc., Sr. Disc. Notes, Step Bond, 0.00%, 12/15/2000 †	Ba1	8,500,000	9,052,500
Star Choice Communications, 13.00%, 12/15/2005	B+	5,000,000	5,375,000

			21,152,500

Wireless Telecommunications Services – 0.6%
Microcell Telecommunications, Inc., Sr, Disc. Notes, Step Bond, Ser. B, 0.00%, 10/01/2000 †	B3	2,800,000	2,709,000

Total Yankee Obligations – Corporate (cost $38,971,079)			35,926,690

		Shares	Value

COMMON STOCKS – 1.1%

CONSUMER DISCRETIONARY – 0.4%

Hotels, Restaurants & Leisure – 0.2%
Gold River Hotel & Casino Corp., Class B ☐		10,775,000	$ 0
Isle of Capri Casinos, Inc.		66,514	731,654
Premier Cruise Line, Ltd.		370,294	3,703

			735,357

Media – 0.2%
Shaw Communications, Class B		43,425	888,400

INDUSTRIALS – 0.0%

Commercial Services & Supplies – 0.0%
Decision One Corp. ☐		331,000	0

EVERGREEN
High Yield Bond Fund
Schedule of Investments   (continued)
October 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – 0.3%

Computers & Peripherals – 0.1%
Ampex Corp., Class A	567,618	$ 425,713

Semiconductor Equipment & Products – 0.2%
Intersil Holding Corp., Class A *	18,518	887,707

TELECOMMUNICATION SERVICES – 0.4%

Diversified Telecommunication Services – 0.1%
AT&T Canada, Inc.	2,570	79,509
McLeod USA, Inc., Class A *	18,287	352,025

		431,534

Wireless Telecommunications Services – 0.3%
Airgate PCS, Inc.	3,222	125,256
Nextel Communications, Inc., Class A	34,592	1,329,630

		1,454,886

Total Common Stocks (cost $8,687,951)		4,823,597

CONVERTIBLE PREFERRED STOCKS – 0.5%

TELECOMMUNICATION SERVICES – 0.5%

Diversified Telecommunication Services – 0.5%
Global Crossing, Ltd. 144A (cost $4,000,000)	16,000	2,540,000

PREFERRED STOCKS – 3.0%

CONSUMER DISCRETIONARY – 1.3%

Media – 1.3%
Adelphia Communications Corp., Ser. B	28,500	2,728,875
Primedia, Inc., Ser. F	20,000	1,785,000
Sinclair Capital	12,800	1,155,200

		5,669,075

INFORMATION TECHNOLOGY – 1.5%

Computers & Peripherals – 1.5%
Ampex Corp. ☐	7,047	6,846,441

TELECOMMUNICATION SERVICES – 0.2%

Wireless Telecommunication Services – 0.2%
Rural Cellular Corp., Ser. B	12,845	1,002,797

Total Preferred Stocks (cost $13,845,339)		13,538,313

WARRANTS – 0.3%

CONSUMER DISCRETIONARY – 0.1%

Media – 0.1%
XM Satellite Radio, Inc., Expiring 3/15/2010 *	3,500	420,437

EVERGREEN
High Yield Bond Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Shares	Value

WARRANTS – continued

FINANCIALS – 0.0%

Diversified Financials – 0.0%
Merrill Corp., Expiring 5/01/2009 144A * ☐	3,000	$ 30
Ono Fin., Plc, Expiring 5/31/2009 144A *	4,500	31,500

		31,530

INDUSTRIALS – 0.1%

Air Freight & Couriers – 0.0%
CHC Helicopter Corp., Expiring 12/15/2000 *	76,000	228,000

Construction & Engineering – 0.1%
Asat Fin., LLC, Expiring 11/01/2006 144A *	4,000	322,000

INFORMATION TECHNOLOGY – 0.0%

Communications Equipment – 0.0%
Metricom, Inc., Expiring 2/15/2010 *	1,500	3,188

TELECOMMUNICATION SERVICES – 0.1%

Diversified Telecommunication Services – 0.0%
Startec Global Communications, Expiring 5/15/2008 *	2,000	2,250

Wireless Telecommunications Services – 0.1%
Motient Corp., Expiring 4/1/2008 *	6,500	228,312

Total Warrants (cost $1,629,890)		1,235,717

SHORT-TERM INVESTMENTS – 14.5%

MUTUAL FUND SHARES – 14.5%
Evergreen Select Money Market Fund ø	1,444,108	1,444,108
Navigator Prime Portfolio p	63,581,719	63,581,719

Total Short-Term Investments (cost $65,025,827)		65,025,827

Total Investments – (cost $549,503,616) – 110.4%		496,525,721
Other Assets and Liabilities – (10.4%)		(46,609,644)

Net Assets – 100.0%		$449,916,077

See Combined Notes to Schedules of Investments.

EVERGREEN
Quality Income Fund
Schedule of Investments
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

ASSET-BACKED SECURITIES – 10.4%
Advanta Mtge. Loan Trust:
Ser. 1993-3, Class A-5, 5.55%, 01/25/2025	AAA	$ 647,580	$ 599,908
Ser. 1993-4, Class A2, 5.55%, 03/25/2010	AAA	467,219	444,972
AFG Receivables Trust, Ser. 1997-B, Class C, 7.00%, 02/15/2003	BBB	274,545	274,370
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A6, 7.18%, 02/25/2018	AAA	3,250,000	3,173,999
Equifax Credit Corp. Home Equity Loan Trust, Ser. 1994-1, Class B, 5.75%, 03/15/2009	AAA	758,036	738,793
Fifth Third Bank Auto Grantor Trust, Ser. 1996, Class A, 6.20%, 09/15/2001	AAA	21,911	21,911
Green Tree Fin. Corp., Ser. 1999-A, Class A5, 6.13%, 02/15/2019	AAA	3,900,000	3,799,979
Northwest Airlines Corp., Ser. 1999-2, Class B, 7.95%, 03/01/2015	A	1,981,230	1,935,532
Saxon Asset Securities Trust, Ser. 1999-2, Class A-6, 6.42%, 03/25/2014	Aaa	2,500,000	2,381,362

Total Asset-Backed Securities (cost $13,694,321)			13,370,826

COLLATERALIZED MORTGAGE OBLIGATIONS – 23.6%
Bank America Mtge. Securities, Inc.:
Ser. 1998-3, Class 2B1, 6.50%, 07/25/2013	NR	389,830	365,222
Ser. 1998-3, Class 2M, 6.50%, 07/25/2013	NA	601,811	569,797
Ser. 1999-3, Class B-1, 6.25%, 05/25/2014	NR	1,943,656	1,831,896
Ser. 1999-3, Class B-2, 6.25%, 05/25/2014	NR	907,664	847,531
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF1, Class A2, 7.78%, 02/15/2010	AAA	2,000,000	2,085,770
Chase Mtge. Fin. Trust, Ser. 1993-L, Class 2-M, 7.00%, 10/25/2024	NR	2,620,936	2,528,639
DLJ Comml. Mtge. Corp., 7.18%, 11/01/2010	BB	1,200,000	1,206,188
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029 144A	Aaa	2,375,000	2,261,762
Gen. Elec. Capital Mtge. Svcs., Inc.:
Ser. 1993-18, Class B-1, 6.00%, 02/25/2009	NR	1,473,931	1,393,535
Ser. 1998-1, Class M, 6.75%, 01/25/2013	AA	662,557	636,628
Ser. 1998-11, Class 3-M, 6.50%, 06/25/2013	AA	1,042,600	988,015
Morgan Stanley Dean Witter, Ser. 2000, Class B, 7.58%, 01/15/2010	NA	1,000,000	1,022,792
Nationsbanc Montgomery Funding, Ser. 1998-4, 6.25%, 10/25/2028	NR	2,538,632	2,255,320
Norwest Asset Securities Corp.:
6.50%, 02/25/2028	AA	1,631,925	1,525,850
7.00%, 09/25/2011	AA	1,546,511	1,509,434

EVERGREEN
Quality Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – continued
Prudential Home Mtge. Securities:
Ser. 1993-18, Class M, 7.00%, 06/25/2023	AAA	$ 1,277,660	$ 1,238,136
Ser. 1995-5, Class B-1, 7.25%, 09/25/2025 144A	NR	1,397,261	1,337,018
Ser. 1995-5, Class M, 7.25%, 09/25/2025	AA+	2,463,836	2,383,897
Ser. 1995-7, Class M, 7.00%, 11/25/2025 144A	NR	3,574,131	3,440,012
Ser. 1996-4, Class B-1, 6.50%, 04/25/2026	A	1,102,385	1,024,441

Total Collateralized Mortgage Obligations (cost $31,234,578)			30,451,883

CORPORATE BONDS – 26.3%

CONSUMER DISCRETIONARY – 4.4%

Hotels, Restaurants & Leisure – 0.9%
Argosy Gaming Co., 10.75%, 06/01/2009	B	150,000	157,500
Aztar Corp., 8.875%, 05/15/2007	B+	150,000	146,625
Boyd Gaming Corp., 9.50%, 07/15/2007	B+	150,000	137,250
Horseshoe Gaming Holdings, Ser. B, 8.625%, 05/15/2009	B+	150,000	145,500
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	150,000	136,875
Mohegan Tribal Gaming Auth., 8.75%, 01/01/2009	BB-	150,000	147,000
Park Place Entertainment Corp., 8.875%, 09/15/2008	BB+	150,000	147,750
Prime Hospitality Corp., Ser. B, 9.75%, 04/01/2007	B+	150,000	150,750

			1,169,250

Household Durables – 0.3%
K Hovnanian Enterprises, Inc., 10.50%, 10/01/2007 144A	BB-	140,000	131,950
MDC Holdings, Inc., 8.375%, 02/01/2008	BB	150,000	138,750
Standard Pacific Corp., 8.50%, 04/01/2009	BB	150,000	137,250

			407,950

Media – 3.2%
Adelphia Communications Corp., Ser. B, 9.875%, 03/01/2007	B+	150,000	135,750
American Lawyer Media, Inc., Ser. B, 9.75%, 12/15/2007	B	150,000	136,500
American Media Operations, Inc., 10.25%, 05/01/2009	B-	150,000	146,250
Echostar DBS Corp., 9.375%, 02/01/2009	B+	150,000	148,125
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	B-	150,000	139,500
Infinity Broadcasting, Inc., 8.875%, 06/15/2007	BBB	150,000	155,063
Lamar Media Corp., 9.625%, 12/01/2006	B	150,000	151,875
Lin Televison Corp., 8.375%, 03/01/2008	B-	150,000	141,750
Mediacom LLC, Ser. B, 8.50%, 04/15/2008	B+	150,000	139,125
Sinclair Broadcast Group, Inc., 10.00%, 09/30/2005	B	150,000	142,875
Times Mirror Co., 7.45%, 10/15/2009	A	2,500,000	2,489,615
Young Broadcasting, Inc., Ser. B, 8.75%, 06/15/2007	B	150,000	135,750

			4,062,178

EVERGREEN
Quality Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

CONSUMER STAPLES – 1.7%

Food & Drug Retailing – 1.7%
AFC Enterprises, Inc., 10.25%, 05/15/2007	B	$ 150,000	$ 144,000
Kroger Co., 8.15%, 07/15/2006	BBB-	2,000,000	2,052,986

			2,196,986

ENERGY – 1.1%

Oil & Gas – 1.1%
Alberta Energy Co., Ltd., 7.65%, 09/15/2010	BBB+	500,000	504,368
Cross Timbers Oil Co., Ser. B, 9.25%, 04/01/2007	B	150,000	150,000
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B+	150,000	150,563
Ocean Energy, Inc., Ser. B, 8.375%, 07/01/2008	BB-	150,000	151,125
Pioneer Natural Resources Co., 9.625%, 04/01/2010	BB+	100,000	105,242
Pride Petroleum Svcs., Inc., 9.375%, 05/01/2007	BB	150,000	152,625
Vintage Petroleum, Inc., 9.00%, 12/15/2005	BB-	150,000	151,875

			1,365,798

FINANCIALS – 8.6%

Banks – 1.2%
Wells Fargo & Co., 7.25%, 08/24/2005	A+	1,500,000	1,510,995

Diversified Financials – 7.4%
Avis Rent-A-Car, Inc., 11.00%, 05/01/2009	BB-	150,000	160,500
Barnett Capital I, 8.06%, 12/01/2026	A-	2,000,000	1,881,090
Enterprise Rent-A-Car USA Fin. Co., 7.95%, 12/15/2009 144A	BBB+	2,400,000	2,348,985
Ford Motor Credit Co.:
7.375%, 10/28/2009	A	2,000,000	1,954,500
7.60%, 08/01/2005	A	500,000	503,804
Natl. Rural Util. Coop. Fin., 5.70%, 01/15/2010	AA	3,130,000	2,772,623

			9,621,502

HEALTH CARE – 0.3%

Health Care Providers & Services – 0.3%
HCA Healthcare Co., 8.75%, 09/01/2010	BB+	150,000	151,596
Owens & Minor, Inc., 10.875%, 06/01/2006	B+	150,000	155,250
Tenet Healthcare Corp., Ser. B, 8.125%, 12/01/2008	BB-	150,000	145,312

			452,158

INDUSTRIALS – 0.4%

Aerospace & Defense – 0.1%
Sequa Corp., 9.00%, 08/01/2009	BB	150,000	146,250

Building Products – 0.1%
American Standard, Inc., 7.375%, 02/01/2008	BB+	150,000	140,250

Commercial Services & Supplies – 0.1%
Allied Waste, Inc., Ser. B, 7.625%, 01/01/2006	BB-	150,000	134,250

EVERGREEN
Quality Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

INDUSTRIALS – continued

Industrial Conglomerates – 0.1%
Nortek, Inc., Ser. B, 8.875%, 08/01/2008	B+	$ 150,000	$ 131,250

MATERIALS – 0.9%

Chemicals – 0.2%
Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	BB	150,000	145,875
Sterling Chemicals, Inc., Ser. B, 12.375%, 07/15/2006	BB-	150,000	144,750

			290,625

Containers & Packaging – 0.2%
Owens-Illinois, Inc., 7.15%, 05/15/2005	BB	150,000	107,250
Packaging Corp. of America, 9.625%, 04/01/2009	B+	150,000	153,750

			261,000

Metals & Mining – 0.5%
Alcoa, Inc., 7.375%, 08/01/2010	A+	400,000	404,446
P&L Coal Holdings Corp., Ser. B, 9.625%, 05/15/2008	B	150,000	146,625

			551,071

TELECOMMUNICATION SERVICES – 2.5%

Diversified Telecommunication Services – 1.2%
McLeod USA, Inc., 9.25%, 07/15/2007	B+	200,000	186,500
Metromedia Fiber Network, Inc., Ser. B, 10.00%, 11/15/2008	B+	150,000	133,500
Nextel Communications, Inc., 9.375%, 11/15/2009	B	150,000	145,125
Qwest Capital Funding, Inc., 7.90%, 08/15/2010 144A	BBB+	600,000	610,143
Sprint Capital Corp., 6.375%, 05/01/2009	BBB+	500,000	449,775

			1,525,043

Wireless Telecommunications Services – 1.3%
Crown Castle Intl. Corp., 9.00%, 05/15/2011	B	150,000	142,500
Price Communications Wireless, Inc., 11.75%, 07/15/2007	B-	150,000	160,500
Rogers Cantel, Inc., 8.80%, 10/01/2007	BB-	1,250,000	1,243,750
Voicestream Wireless Corp., 10.375%, 11/15/2009	B-	175,000	188,125

			1,734,875

UTILITIES – 6.4%

Electric Utilities – 6.4%
AES Corp., 8.50%, 11/01/2007	B+	150,000	142,875
Calpine Corp., 7.75%, 04/15/2009	BB+	150,000	141,240
Central Power & Light Co., Ser. K, 6.625%, 07/01/2005	A-	3,000,000	2,945,553
Duke Capital Corp., 8.00%, 10/01/2019	A	2,500,000	2,562,810
FPL Group Capital, Inc., 7.375%, 06/01/2009	A+	2,450,000	2,425,211

			8,217,689

Total Corporate Bonds (cost $34,088,356)			33,919,120

EVERGREEN
Quality Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 17.9%
FHLMC, Ser. 1647, Class B, 6.50%, 11/15/2008	AAA	$ 1,586,534	$ 1,535,347
FNMA:
6.00%, 12/01/2013	AAA	2,818,461	2,689,178
6.50%, 09/25/2008	AAA	2,335,000	2,241,009
7.25%, 05/15/2030	Aaa	2,925,000	3,101,258
7.28%, 06/01/2040	AAA	1,987,673	1,995,030
7.30%, 05/25/2010	AAA	1,450,000	1,484,904
7.50%, 04/01/2015-05/01/2015	AAA	8,211,965	8,275,531
GNMA, 7.00%, 12/15/2008	AAA	1,790,252	1,806,364

Total Mortgage-Backed Securities (cost $23,058,484)			23,128,621

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 3.5%
FHLMC, 6.625%, 09/15/2009 (cost $4,488,030)	AAA	4,500,000	4,474,075

U.S. TREASURY OBLIGATIONS – 5.1%
U.S. Treasury Bonds:
5.25%, 02/15/2029	AAA	1,650,000	1,504,150
6.125%, 08/15/2029	AAA	3,000,000	3,107,814
6.25%, 05/15/2030	AAA	500,000	532,734
U.S. Treasury Notes, 6.00%, 09/30/2002	AAA	1,500,000	1,502,049

Total U.S. Treasury Obligations (cost $6,632,570)			6,646,747

YANKEE OBLIGATIONS – CORPORATE – 7.7%

CONSUMER DISCRETIONARY – 0.9%

Media – 0.9%
Rogers Cablesystems Ltd., Ser. B, 10.00%, 03/15/2005	BB+	1,100,000	1,166,000

ENERGY – 0.1%

Oil & Gas – 0.1%
Gulf Canada Resources, Ltd., 8.35%, 08/01/2006	BBB-	150,000	153,375

FINANCIALS – 4.0%

Diversified Financials – 4.0%
Ford Capital, 9.875%, 05/15/2002	A	2,525,000	2,626,775
Principal Finl. Group, 8.20%, 08/15/2009 144A	A	2,500,000	2,524,000
Tembec Fin. Corp., 9.875%, 09/30/2005	BB+	50,000	51,250

			5,202,025

MATERIALS – 0.3%

Paper & Forest Products – 0.3%
Norampac, Inc., 9.50%, 02/01/2008	BB	150,000	151,500
Repap New Brunswick, Inc., 11.50%, 06/01/2004	B-	150,000	166,125
Tembec Inds., Inc., 8.625%, 06/30/2009	BB+	100,000	98,250

			415,875

EVERGREEN
Quality Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE – continued

TELECOMMUNICATION SERVICES – 2.4%

Diversified Telecommunication Services – 2.1%
Clearnet Communications, Inc., Sr. Disc. Notes, Step Bond, 0.00%,12/15/2005 †	Ba1	$ 550,000	$ 585,750
Deutsche Telekom Intl., 8.00%, 06/15/2010	A-	1,000,000	1,023,162
Koninklijke Kpn NV, 8.00%, 10/01/2010 144A	A-	500,000	491,887
Telefonica Europe, 7.75%, 09/15/2010	A+	500,000	503,158

			2,603,957

Wireless Telecommunications Services – 0.3%
Microcell Telecommunications, Inc., Sr. Disc. Notes, Ser. B, Step Bond, 0.00%, 06/01/2006 †	B3	420,000	406,350

Total Yankee Obligations – Corporate (cost $9,978,887)			9,947,582

YANKEE OBLIGATIONS – GOVERNMENT – 1.2%
Canada, 7.50%, 09/15/2029 (cost $1,501,047)	A+	1,500,000	1,521,902

		Shares	Value

PREFERRED STOCKS – 2.5%

FINANCIALS – 2.5%

Diversified Financials – 2.5%
Home Ownership Funding 144A (cost $3,279,966)		4,350,000	3,291,928

SHORT-TERM INVESTMENTS – 4.8%

MUTUAL FUND SHARES – 4.8%
Evergreen Select Money Market Fund ø (cost $6,157,303)		6,157,303	6,157,303

Total Investments – (cost $134,113,542) – 103.0%			132,909,987
Other Assets and Liabilities – (3.0%)			(3,928,972)

Net Assets – 100.0%			$ 128,981,015

See Combined Notes to Schedules of Investments.

EVERGREEN
Strategic Income Fund
Schedule of Investments
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

ASSET-BACKED SECURITIES – 0.8%

PNC Student Loan Trust I, Ser. 1997-2, Class A7, 6.73%, 01/25/2007 (cost $1,850,000)	AAA	$ 1,850,000	$ 1,854,671

CORPORATE BONDS – 39.1%

CONSUMER DISCRETIONARY – 13.0%

Auto Components – 0.7%
Advance Stores Co., Inc., Ser. B, 10.25%, 04/15/2008	B-	2,000,000	1,415,000

Building Products – 0.8%
Del Webb Corp., 9.375%, 05/01/2009	B-	2,000,000	1,790,000

Hotels, Restaurants & Leisure – 6.2%
Ameristar Casinos, Inc., Ser. B, 10.50%, 08/01/2004	B-	1,800,000	1,827,000
Anchor Gaming, 9.875%, 10/15/2008 144A	B	875,000	889,219
Argosy Gaming Co., 10.75%, 06/01/2009	B	1,100,000	1,155,000
Boyd Gaming Corp., 9.50%, 07/15/2007	B+	1,100,000	1,006,500
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B-	1,100,000	1,089,000
Hollywood Casino Corp., 13.00%, 08/01/2006	B	1,500,000	1,612,500
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	1,100,000	1,003,750
Mohegan Tribal Gaming Auth., 8.75%, 01/01/2009	BB-	1,100,000	1,078,000
Park Place Entertainment Corp., 8.875%, 09/15/2008	BB+	1,100,000	1,083,500
Prime Hospitality Corp., Ser. B, 9.75%, 04/01/2007	B+	1,000,000	1,005,000
Venetian Casino Resort LLC, 12.25%, 11/15/2004	B-	2,000,000	2,035,000

			13,784,469

Household Durables – 1.2%
K Hovnanian Enterprises, Inc., 10.50%, 10/01/2007 144A	BB-	1,800,000	1,696,500
Simmons Co., Ser. B, 10.25%, 03/15/2009	B-	1,100,000	1,028,500

			2,725,000

Leisure Equipment & Products – 0.3%
Outboard Marine Corp., Ser. B, 10.75%, 06/01/2008	CCC+	2,000,000	730,000

Media – 3.5%
Acme Television, LLC, Sr. Disc. Note, Ser. B, Step Bond, 10.875%, 09/30/2004 †	B-	1,150,000	1,086,750
Adelphia Communications Corp., Ser. B, 9.875%, 03/01/2007	B+	1,100,000	995,500
American Lawyer Media, Inc., Ser. B, 9.75%, 12/15/2007	B	1,100,000	1,001,000
Charter Communications, 8.625%, 04/01/2009	B+	700,000	633,500
Echostar DBS Corp., 9.375%, 02/01/2009	B+	1,100,000	1,086,250
Premier Parks, Inc., Sr. Disc. Note, Step Bond, 0.00%, 04/03/2003 †	B-	1,285,000	851,312
Sinclair Broadcast Group, Inc., 10.00%, 09/30/2005	B	1,000,000	952,500
XM Satellite Radio, Inc., 14.00%, 03/15/2010	CCC+	1,750,000	1,216,250

			7,823,062

EVERGREEN
Strategic Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

CONSUMER DISCRETIONARY – continued

Multi-line Retail – 0.3%
Ames Dept. Stores, Inc., 10.00%, 04/15/2006	B+	$ 2,000,000	$ 730,000

CONSUMER STAPLES – 1.3%

Electronic Equipment & Instruments – 0.5%
Flextronics Intl. Ltd., 9.875%, 07/01/2010 144A	B+	1,100,000	1,116,500

Food & Drug Retailing – 0.4%
AFC Enterprises, Inc., 10.25%, 05/15/2007	B	825,000	792,000

Food Products – 0.4%
Sun World Intl., Inc., Ser. B, 11.25%, 04/15/2004	B	1,000,000	952,500

ENERGY – 3.5%

Energy Equipment & Services – 0.2%
Parker Drilling Co., Ser. D, 9.75%, 11/15/2006	B+	500,000	492,500

Oil & Gas – 3.3%
Benton Oil & Gas Co., 9.375%, 11/01/2007	B	2,000,000	1,240,000
Chesapeake Energy Corp., Ser. B, 9.625%, 05/01/2005	B	1,100,000	1,109,625
Cross Timbers Oil Co., Ser. B, 9.25%, 04/01/2007	B	800,000	800,000
Energy Corp. of America, Ser. A, 9.50%, 05/15/2007	B-	1,000,000	775,000
HS Resources, Inc., 9.25%, 11/15/2006	B+	1,100,000	1,102,750
Petsec Energy, Inc., Ser. B, 9.50%, 06/15/2007 •	D	2,500,000	1,325,000
Vintage Petroleum, Inc., 9.00%, 12/15/2005	BB-	1,000,000	1,012,500

			7,364,875

FINANCIALS – 1.6%

Diversified Financials – 1.6%
Budget Group, Inc., 9.125%, 04/01/2006	B+	2,000,000	780,000
Merrill Corp., Ser. B, 12.00%, 05/01/2009	B	2,000,000	1,210,000
United Rentals, Inc., Ser. B, 9.25%, 01/15/2009	BB-	2,000,000	1,650,000

			3,640,000

HEALTH CARE – 2.5%

Health Care Providers & Services – 2.5%
HCA Healthcare Co., 8.75%, 09/01/2010	BB+	1,100,000	1,111,701
LifePoint Hosp. Holdings, Inc., Ser. B, 10.75%, 05/15/2009	B-	2,000,000	2,135,000
Tenet Healthcare Corp., Ser. B, 8.125%, 12/01/2008	BB-	1,100,000	1,065,625
Triad Hosp. Holdings, Inc., Ser. B, 11.00%, 05/15/2009	B-	1,100,000	1,149,500

			5,461,826

INDUSTRIALS – 3.0%

Aerospace & Defense – 0.5%
BE Aerospace, Inc., 9.50%, 11/01/2008	B	1,050,000	1,034,250

Airlines – 0.7%
American Comml. Lines, LLC, Ser. B, 10.25%, 06/30/2008	B-	2,000,000	1,630,000

EVERGREEN
Strategic Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

INDUSTRIALS – continued

Commercial Services & Supplies – 0.7%
Allied Waste, Inc., Ser. B, 10.00%, 08/01/2009	B+	1,900,000	$ 1,634,000

Construction & Engineering – 0.5%
Spectrasite Holdings, Inc., Sr. Disc. Notes, Step Bond, 0.00%, 04/15/2004 †	B-	1,900,000	990,375

Machinery – 0.6%
Acme Metals, Inc., 10.875%, 12/15/2007 •	NR	2,000,000	240,000
Holley Performance Products, Inc., Ser. B, 12.25%, 09/15/2007	B	2,000,000	1,165,000

			1,405,000

INFORMATION TECHNOLOGY – 0.9%

Internet Software & Services – 0.4%
PSINet, Inc., 11.50%, 11/01/2008	B-	2,000,000	995,000

Semiconductor Equipment & Products – 0.5%
Fairchild Semiconductor Corp., 10.125%, 03/15/2007	B	1,100,000	1,072,500

MATERIALS – 3.5%

Chemicals – 1.3%
Huntsman ICI Chemicals LLC, 10.125%, 07/01/2009	B+	2,000,000	1,910,000
Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	BB	1,100,000	1,069,750

			2,979,750

Containers & Packaging – 2.1%
Owens-Illinois, Inc., 7.15%, 05/15/2005	BB	1,100,000	786,500
Riverwood Intl. Corp., 10.875%, 04/01/2008	CCC+	2,000,000	1,815,000
Stone Container Fin. Co., 11.50%, 08/15/2006 144A	B	2,000,000	2,050,000

			4,651,500

Metals & Mining – 0.1%
NSM Steel, Inc., 12.00%, 02/01/2006 144A •	D	2,000,000	90,000

TELECOMMUNICATION SERVICES – 8.7%
Diversified Telecommunication Services – 3.7%
Level 3 Communications, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/15/2005 †	B	3,250,000	1,616,875
McLeod USA, Inc., 9.25%, 07/15/2007	B+	600,000	559,500
Metromedia Fiber Network, Inc., Ser. B, 10.00%, 11/15/2008	B+	1,100,000	979,000
Nextel Communications, Inc., 9.375%, 11/15/2009	B	425,000	411,187
Nextlink Communications, Inc., Sr. Disc. Note, Step Bond, 0.00%, 06/01/2009 †	B	2,700,000	1,424,250
SBA Communications Corp., Sr. Disc. Note, Step Bond, 0.00%, 03/01/2003 †	NA	800,000	596,000

EVERGREEN
Strategic Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

TELECOMMUNICATION SERVICES – continued

Diversified Telecommunication Services – continued

Tritel PCS, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2004 †	NR	2,500,000	$ 1,631,250
Winstar Communications, Inc., Sr. Disc. Note, Step Bond, 0.00%, 04/15/2005 144A †	B-	3,537,000	1,149,525

			8,367,587

Wireless Telecommunications Services – 5.0%
Crown Castle Intl. Corp., 10.75%, 08/01/2011	B	1,100,000	1,133,000
Echostar Broadband Corp., 10.375%, 10/01/2007 144A	B	1,800,000	1,813,500
Motient Corp., Ser. B, 12.25%, 04/01/2008	NR	2,255,000	1,623,600
Nextel Intl., Inc., 12.75%, 08/01/2010 144A	B-	2,500,000	2,331,250
Price Communications Wireless, Inc., 11.75%, 07/15/2007	B-	1,150,000	1,230,500
Triton PCS, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/01/2003 †	CCC+	1,100,000	838,750
Voicestream Wireless Corp., 10.375%, 11/15/2009	B-	2,000,000	2,150,000

			11,120,600

UTILITIES – 1.1%

Electric Utilities – 1.1%
Tucson Elec. Power Co., Ser. B, 10.21%, 01/01/2009	NA	2,218,808	2,374,125

Total Corporate Bonds (cost $101,679,480)			87,162,419

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) – 4.2%

FINANCIALS – 2.9%

Banks – 0.3%
European Investment Bank, 7.625%, 12/07/2006, GBP	AAA	400,000	624,140

Diversified Financials – 2.6%
CEI Citicorp Holdings, 11.25%, 02/14/2007, ARS	NA	3,000,000	2,955,621
Ono Fin., Plc, 13.00%, 05/01/2009, EUR	CCC+	2,000,000	1,284,255
PTC Intl. Fin., 11.25%, 12/01/2009, EUR	NA	2,000,000	1,547,677

			5,787,553

INFORMATION TECHNOLOGY – 1.3%

Computers & Peripherals – 1.3%
NTL, Inc., Ser. B, Step Bond, 0.00%, 04/01/2008, GBP †	B	3,500,000	2,843,861

Total Foreign Bonds – Corporate (cost $11,052,001)			9,255,554

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) – 10.3%
Germany:
5.25%, 07/04/2010	Aaa	10,500,000	8,918,323
6.50%, 10/14/2005	AAA	5,000,000	4,489,520

EVERGREEN
Strategic Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) – continued

Quebec Province, 5.50%, 06/01/2009, CAD	A+	$15,450,000	$ 9,507,085
Spain, 5.00%, 01/31/2001, EUR	NA	155,301	131,723

Total Foreign Bonds – Government (cost $24,907,644)			23,046,651

MORTGAGE-BACKED SECURITIES – 11.8%
FHLMC:
7.00%, 05/01/2011-12/01/2011	AAA	1,380,217	1,377,981
8.14%, 04/01/2022	AAA	1,372,801	1,394,258
8.50%, 05/01/2029	AAA	2,793,350	2,863,883
FNMA:
6.50%, 08/01/2028-04/01/2030	AAA	20,441,993	19,676,798
7.00%, 11/01/2027	AAA	96,797	95,129
7.89%, 09/01/2021	AAA	967,807	988,072

Total Mortgage-Backed Securities (cost $26,907,703)			26,396,121

U.S. TREASURY OBLIGATIONS – 18.5%
U.S. Treasury Bonds:
6.125%, 08/15/2029	AAA	3,550,000	3,677,580
6.25%, 05/15/2030	AAA	4,245,000	4,522,916
U.S. Treasury Notes:
5.50%, 12/31/2000	AAA	6,900,000	6,887,056
6.00%, 09/30/2002	AAA	6,355,000	6,363,681
6.50%, 02/15/2010	AAA	19,020,000	19,916,051

Total U.S. Treasury Obligations (cost $41,062,156)			41,367,284

YANKEE OBLIGATIONS – CORPORATE – 4.0%

CONSUMER DISCRETIONARY – 0.5%

Diversified Financials – 0.2%
PTC Intl. Fin. BV, Step Bond, 0.00%, 07/01/2002 †	B+	800,000	538,000

Media – 0.3%
United Pan-Europe Communication, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2005 †	B	1,750,000	656,250

MATERIALS – 2.8%

Metals & Mining – 0.4%
Bulong Operation Property Ltd., 12.50%, 12/15/2008 •	D	2,000,000	910,000

Paper & Forest Products – 2.4%
Grupo Indl. Durango SA de CV, 12.625%, 08/01/2003	BB-	2,000,000	2,020,000
Repap New Brunswick, Inc., 11.50%, 06/01/2004	B-	2,900,000	3,211,750

			5,231,750

EVERGREEN
Strategic Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE – continued

TELECOMMUNICATION SERVICES – 0.7%

Diversified Telecommunication Services – 0.7%
Alestra SA de RL de CV, 12.125%, 05/15/2006	BB-	$ 1,000,000	$ 867,500
Asia Global Crossing, 13.375%, 10/15/2010	B+	775,000	720,750

			1,588,250

Total Yankee Obligations – Corporate (cost $10,318,529)			8,924,250

YANKEE OBLIGATIONS – GOVERNMENT – 6.7%
Brazil:
Ser. L 8.00%, 04/15/2014	B+	1,847,115	1,374,993
12.25%, 03/06/2030	B+	1,600,000	1,392,000
Canada, Ser. OA, 7.75%, 03/30/2006	A+	10,300,000	7,201,571
Qatar, 9.75%, 06/15/2030	BBB	4,000,000	3,905,000
United Mexican States, 11.50%, 05/15/2026	BB+	800,000	941,160

Total Yankee Obligations – Government (cost $15,309,320)			14,814,724

	Shares	Value

COMMON STOCKS – 0.8%

CONSUMER DISCRETIONARY – 0.3%

Hotels, Restaurants & Leisure – 0.3%
Isle of Capri Casinos, Inc.	48,486	533,346
Premier Cruise Line, Ltd.	74,059	740

		534,086

INFORMATION TECHNOLOGY – 0.0%

Computers & Peripherals – 0.0%
Ampex Corp., Class A	35,452	26,589

TELECOMMUNICATION SERVICES – 0.5%

Wireless Telecommunications Services – 0.5%
Nextel Communications, Inc., Class A	30,196	1,160,659

Total Common Stocks (cost $1,950,062)		1,721,334

CONVERTIBLE PREFERRED STOCKS – 0.6%

TELECOMMUNICATION SERVICES – 0.6%

Diversified Telecommunication Services – 0.6%
Global Crossing, Ltd. 144A (cost $2,000,000)	8,000	1,270,000

PREFERRED STOCKS – 0.2%

INFORMATION TECHNOLOGY – 0.2%

Computers & Peripherals – 0.2%
Ampex Corp. ☐ (cost $528,073)	554	536,355

EVERGREEN
Strategic Income Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Shares	Value

WARRANTS – 0.1%

CONSUMER DISCRETIONARY – 0.1%

Media – 0.1%
XM Satellite Radio, Inc., Expiring 3/15/2010 *	1,750	$ 210,219

FINANCIALS – 0.0%

Diversified Financials – 0.0%
Merrill Corp., Expiring 5/01/2009 * ☐	2,000	20
Ono Fin., Plc, Expiring 5/31/2009 144A *	2,000	14,000

		14,020

TELECOMMUNICATION SERVICES – 0.0%

Wireless Telecommunications Services – 0.0%
Motient Corp., Expiring 4/01/2008 *	2,255	79,207

Total Warrants (cost $490,638)		303,446

SHORT-TERM INVESTMENTS – 11.5%

MUTUAL FUND SHARES – 11.5%
Navigator Prime Portfolio p (cost $25,756,972)	25,756,972	25,756,972

Total Investments – (cost $263,812,578) – 108.6%		242,409,781
Other Assets and Liabilities – (8.6%)		(19,269,918)

Net Assets – 100.0%		$223,139,863

See Combined Notes to Schedules of Investments.

EVERGREEN
U.S. Government Fund
Schedule of Investments
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – 14.1%

CONSUMER DISCRETIONARY – 2.0%

Hotels, Restaurants & Leisure – 0.5%
MGM Mirage, Inc., 8.50%, 09/15/2010	BBB-	$ 2,000,000	$ 1,966,410

Media – 1.0%
Comcast Cable Communications, 6.20%, 11/15/2008	BBB	2,200,000	2,033,306
Time Warner Entertainment Co., LP, 7.25%, 09/01/2008	BBB	2,000,000	1,989,230

			4,022,536

Multi-line Retail – 0.5%
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	AA	2,000,000	1,991,340

CONSUMER STAPLES – 0.8%

Beverages – 0.8%
Pepsi Bottling Holdings, Inc., 5.375%, 02/17/2004 144A	A	3,500,000	3,350,984

ENERGY – 1.7%

Oil & Gas – 1.7%
Conoco, Inc., 6.95%, 04/15/2029	A-	4,975,000	4,638,919
Phillips Petroleum Co., 8.75%, 05/25/2010	BBB	2,000,000	2,188,354

			6,827,273

FINANCIALS – 4.5%

Banks – 2.8%
Fleet Natl. Bank, Providence, RI, 5.75%, 01/15/2009	A	5,000,000	4,449,580
Society Natl. Bank, Cleveland, OH, 6.75%, 06/15/2003	A-	7,000,000	6,947,899

			11,397,479

Diversified Financials – 1.7%
Ford Motor Credit Co., 6.50%, 02/28/2002	A	2,000,000	1,990,970
Goldman Sachs Group, Inc., 7.80%, 01/28/2010	A+	2,000,000	2,022,690
Williams Holdings Delaware, Inc., 6.125%, 12/01/2003	BBB-	3,000,000	2,914,467

			6,928,127

INDUSTRIALS – 2.4%

Aerospace & Defense – 0.5%
Lockheed Martin Corp., 7.25%, 05/15/2006	BBB-	2,000,000	1,996,224

Airlines – 0.9%
Continental Airlines, Passthru Certs., Ser. 1999-1, Class C, 6.95%, 02/02/2011	A-	3,772,308	3,642,899

Road & Rail – 1.0%
Union Pacific Corp., 6.625%, 02/01/2008	BBB-	4,250,000	4,012,927

INFORMATION TECHNOLOGY – 0.6%

Computers & Peripherals – 0.6%
IBM Corp., 6.50%, 01/15/2028	A+	2,850,000	2,519,588

EVERGREEN
U.S. Government Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

MATERIALS – 0.6%

Food Products – 0.6%
Archer Daniels Midland Co., 7.50%, 03/15/2027	A+	$ 2,785,000	$ 2,599,249

TELECOMMUNICATION SERVICES – 1.0%

Diversified Telecommunication Services – 1.0%
GTE Corp., 6.94%, 04/15/2028	A+	4,500,000	4,115,898

UTILITIES – 0.5%

Gas Utilities – 0.5%
Sonat, Inc., 7.625%, 07/15/2011	BBB	1,800,000	1,789,779

Total Corporate Bonds (cost $59,651,168)			57,160,713

MORTGAGE-BACKED SECURITIES – 50.7%
FAMC, 7.37%, 08/01/2006	Aaa	993,000	1,009,531
FHLMC:
6.00%, 02/01/2029	AAA	9,336,725	8,781,004
6.50%, 09/01/2008-02/01/2029	AAA	35,357,597	34,306,110
7.00%, 02/01/2028-07/01/2028	AAA	22,723,610	22,331,987
7.36%, 06/05/2007	Aaa	8,500,000	8,483,484
7.50%, 05/01/2027-08/01/2028	AAA	17,226,646	17,252,422
8.00%, 07/01/2017-04/01/2022	AAA	1,683,825	1,715,447
8.50%, 02/01/2017-10/01/2017	AAA	1,458,188	1,500,569
9.00%, 01/01/2017-04/01/2021	AAA	2,676,321	2,785,497
9.50%, 09/01/2020	AAA	450,283	474,148
10.00%, 12/01/2019-08/01/2021	AAA	549,326	578,197
10.50%, 12/01/2019	AAA	924,141	998,017
FNMA:
6.00%, 02/01/2008-05/01/2011	AAA	2,019,801	1,960,476
6.37%, 03/01/2006	AAA	3,848,583	3,801,250
6.40%, 12/01/2007	AAA	3,500,000	3,416,372
6.50%, 01/01/2024	AAA	2,829,092	2,719,906
7.00%, 04/01/2011-11/01/2026	AAA	18,062,945	17,859,520
7.50%, 07/01/2023-05/01/2027	AAA	8,462,990	8,460,986
8.00%, 08/01/2025	AAA	3,662,243	3,715,346
9.50%, 06/01/2022	AAA	592,352	615,121
11.00%, 01/01/2016	AAA	500,138	541,745
GNMA:
6.00%, 02/20/2028-02/20/2029	AAA	14,547,338	13,697,418
6.50%, 10/15/2025-05/20/2028	AAA	12,523,365	12,130,610
7.00%, 12/15/2022-03/15/2028	AAA	13,530,028	13,372,778
7.50%, 02/15/2022-08/15/2023	AAA	6,053,003	6,085,468
8.00%, 09/15/2009-09/15/2026	AAA	8,980,672	9,154,066
8.50%, 12/15/2021-07/15/2024	AAA	4,039,557	4,153,617
9.00%, 01/15/2020-09/15/2021	AAA	2,056,421	2,130,716
9.50%, 01/15/2019-02/15/2021	AAA	1,524,433	1,585,886
10.00%, 12/15/2018	AAA	415,705	436,620

Total Mortgage-Backed Securities (cost $210,144,130)			206,054,314

EVERGREEN
U.S. Government Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 4.6%
FNMA:
5.125%, 02/13/2004	AAA	$ 2,262,000	$ 2,179,647
5.75%, 04/15/2003	Aaa	10,000,000	9,851,220
6.16%, 04/03/2001	AAA	4,480,000	4,473,594
7.50%, 02/11/2002	Aaa	2,000,000	2,024,288

Total U.S. Government & Agency Obligations (cost $18,577,947)			18,528,749

U.S. TREASURY OBLIGATIONS – 26.9%
U.S. Treasury Bonds:
6.125%, 08/15/2029	AAA	5,100,000	5,283,284
6.25%, 05/15/2030	AAA	17,385,000	18,523,179
8.50%, 02/15/2020	AAA	15,100,000	19,352,432
8.875%, 08/15/2017-02/15/2019	AAA	18,310,000	23,893,077
9.25%, 02/15/2016	AAA	3,400,000	4,495,881
U.S. Treasury Notes:
5.375%, 02/15/2001	AAA	9,000,000	8,972,550
5.75%, 08/15/2003	AAA	5,000,000	4,982,815
6.25%, 02/28/2002	AAA	4,000,000	4,004,788
6.625%, 05/15/2007	AAA	9,750,000	10,152,607
6.75%, 05/15/2005	AAA	9,150,000	9,488,843
7.00%, 07/15/2006	AAA	300,000	316,343

Total U.S. Treasury Obligations (cost $108,162,005)			109,465,799

YANKEE OBLIGATIONS – CORPORATE – 0.9%

CONSUMER STAPLES – 0.5%

Beverages – 0.5%
Diageo Capital Plc, 6.125%, 08/15/2005	A+	2,000,000	1,925,168

MATERIALS – 0.4%

Paper & Forest Products – 0.4%
Abitibi Cons., Inc., 7.50%, 04/01/2028	BBB-	2,000,000	1,673,596

Total Yankee Obligations – Corporate (cost $3,584,929)			3,598,764

	Shares	Value

SHORT-TERM INVESTMENTS – 1.7%

MUTUAL FUND SHARES – 1.7%
Evergreen Select Money Market Fund ø (cost $6,978,986)	6,978,986	6,978,986

Total Investments – (cost $407,099,165) – 98.9%		401,787,325
Other Assets and Liabilities – 1.1%		4,290,568

Net Assets – 100.0%		$406,077,893

See Combined Notes to Schedules of Investments.

EVERGREEN
Long Term Bond Funds
Combined Notes to Schedules of Investments (continued)
October 31, 2000 (Unaudited)

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*	Non-income producing security.

•	Security which has defaulted on payment of interest and/or principal.

ø	The advisor of the Fund and the advisor of the money market fund are each a division of First Union.

†
Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

¤
Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

p	Represents investment of cash collateral received for securities on loan.

∧	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

☐	Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Eurodollar
FAMC	Federal Agricultural Mortgage Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	United Kingdom Pound Sterling
GNMA	Government National Mortgage Association
MTN	Medium Term Notes

See Combined Notes to Financial Statements.

EVERGREEN
Long Term Bond Funds
Statements of Assets and Liabilities
October 31, 2000 (Unaudited)

	Diversified Bond Fund	High Yield Fund	Quality Income Fund	Strategic Income Fund	U.S. Government Fund

Assets

Identified cost of securities	$363,250,310	$549,503,616	$134,113,542	$263,812,578	$407,099,165

Net unrealized losses on securities	(9,441,720)	(52,977,895)	(1,203,555)	(21,402,797)	(5,311,840)

Market value of securities	353,808,590	496,525,721	132,909,987	242,409,781	401,787,325

Foreign currency, at value (cost $0, $468,442, $0, $0 and $0 respectively)	0	466,448	0	0	0

Receivable for securities sold	3,400,580	1,864,858	2,694,625	2,814,934	9,797,611

Principal paydown receivable	0	0	52,338	34,558	1,360

Receivable for Fund shares sold	95,759	4,979,009	43,020	571,527	775,554

Dividends and interest receivable	5,881,270	12,129,769	1,634,565	5,017,728	4,675,726

Receivable for closed forward foreign currency exchange contracts	0	0	0	162,181	0

Unrealized gains on forward foreign currency exchange contracts	0	0	0	94,385	0

Receivable from investment advisor	0	0	0	80,952	0

Prepaid expenses and other assets	212,923	387,695	75,980	57,347	132,004

Total assets	363,399,122	516,353,500	137,410,515	251,243,393	417,169,580

Liabilities

Distributions payable	791,861	1,663,151	238,109	603,682	458,119

Payable for securities purchased	4,062,573	0	7,817,903	0	9,791,308

Payable for Fund shares redeemed	559,046	1,115,849	250,878	566,664	776,618

Payable for securities on loan	13,621,054	63,581,719	0	25,756,972	0

Due to custodian bank	0	0	0	12,235	0

Advisory fee payable	4,787	6,587	28,853	0	4,664

Distribution Plan expenses payable	2,820	5,147	2,249	3,670	2,812

Due to other related parties	943	1,222	353	611	1,110

Accrued expenses and other liabilities	65,733	63,748	91,155	1,159,696	57,056

Total liabilities	19,108,817	66,437,423	8,429,500	28,103,530	11,091,687

Net assets	$344,290,305	$449,916,077	$128,981,015	$223,139,863	$406,077,893

Net assets represented by

Paid-in capital	$453,788,354	$713,916,177	$158,813,639	$347,119,975	$443,090,789

Overdistributed net investment income	(1,119,560)	(664,702)	(887,997)	(4,442,473)	(259,070)

Accumulated net realized losses on securities and foreign currency related transactions	(98,936,769)	(210,355,509)	(27,741,072)	(98,193,509)	(31,441,986)

Net unrealized losses on securities and foreign currency related transactions	(9,441,720)	(52,979,889)	(1,203,555)	(21,344,130)	(5,311,840)

Total net assets	$344,290,305	$449,916,077	$128,981,015	$223,139,863	$406,077,893

Net assets consists of

Class A	$320,629,642	$339,955,990	$ 62,386,911	$115,172,896	$ 89,606,514

Class B	21,467,188	27,526,891	881,843	90,748,695	75,827,912

Class C	1,294,180	76,446,780	65,711,161	14,535,130	4,320,088

Class Y	899,295	5,986,416	1,100	2,683,142	236,323,379

Total net assets	$344,290,305	$449,916,077	$128,981,015	$223,139,863	$406,077,893

Shares outstanding

Class A	22,443,612	98,690,406	5,140,491	20,019,439	9,567,144

Class B	1,502,682	7,990,706	72,648	15,726,415	8,095,612

Class C	90,588	22,190,864	5,414,234	2,522,629	461,218

Class Y	62,949	1,737,791	87	473,838	25,230,284

Net asset value per share

Class A	$ 14.29	$ 3.44	$ 12.14	$ 5.75	$ 9.37

Class A—Offering price (based on sales charge of 4.75%)	$ 15.00	$ 3.61	$ 12.75	$ 6.04	$ 9.84

Class B	$ 14.29	$ 3.44	$ 12.14	$ 5.77	$ 9.37

Class C	$ 14.29	$ 3.44	$ 12.14	$ 5.76	$ 9.37

Class Y	$ 14.29	$ 3.44	$ 12.64	$ 5.66	$ 9.37

See Combined Notes to Financial Statements.

EVERGREEN
Long Term Bond Funds
Statements of Operations
Six Months Ended October 31, 2000 (Unaudited)

	Diversified Bond	High Yield Fund	Quality Income Fund	Strategic Income Fund	U.S. Government Fund

Investment income

Interest	$14,322,613	$21,346,011	$5,028,883	$11,069,273	$14,010,622

Dividends (net of foreign witholdings taxes of $0, $107, $0, $0 and $0, respectively)	0	422,254	93,081	35,000	0

Total investment income	14,322,613	21,768,265	5,121,964	11,104,273	14,010,622

Expenses

Advisory fee	907,603	1,114,274	415,389	673,968	856,834

Distribution Plan expenses	530,720	793,287	436,617	723,947	532,163

Administrative services fees	178,919	205,964	69,232	120,120	204,008

Transfer agent fee	348,398	561,562	217,714	321,599	315,786

Trustees’ fees and expenses	3,683	4,153	1,401	2,406	4,104

Printing and postage expenses	22,353	28,914	14,964	19,287	25,512

Custodian fee	50,477	61,280	24,371	34,775	56,929

Registration and filing fees	52,101	28,081	60,267	17,197	86,609

Professional fees	10,967	14,170	7,611	9,468	13,059

Interest expense	6,254	1,156	83,924	9,819	0

Other	2,654	2,846	14,338	9,377	14,043

Total expenses	2,114,129	2,815,687	1,345,828	1,941,963	2,109,047

Less: Expense reductions	(7,856)	(34,040)	(4,986)	(15,531)	(9,127)

Fee waivers	0	0	(266,449)	(613,176)	0

Net expenses	2,106,273	2,781,647	1,074,393	1,313,256	2,099,920

Net investment income	12,216,340	18,986,618	4,047,571	9,791,017	11,910,702

Net realized and unrealized gains or losses on securities and foreign currency related transactions

Net realized gains or losses on:

Securities	(2,902,449)	(18,461,894)	(3,523,671)	(11,564,946)	(1,359,075)

Foreign currency related transactions	81,919	(343)	0	804,584	0

Net realized losses on securities and foreign currency related transactions	(2,820,530)	(18,462,237)	(3,523,671)	(10,760,362)	(1,359,075)

Net change in unrealized gains or losses on securities and foreign currency related transactions	3,038,573	(16,236,155)	5,769,137	(3,600,449)	11,033,910

Net realized and unrealized gains or losses on securities and foreign currency related transactions	218,043	(34,698,392)	2,245,466	(14,360,811)	9,674,835

Net increase (decrease) in net assets resulting from operations	$12,434,383	$(15,711,774)	$6,293,037	$ (4,569,794)	$21,585,537

See Combined Notes to Financial Statements.

EVERGREEN
Long Term Bond Funds
Statements of Changes in Net Assets
Six Months Ended October 31, 2000 (Unaudited)

	Diversified Bond Fund	High Yield Fund	Quality Income Fund	Strategic Income Fund	U.S. Government Fund

Operations

Net investment income	$ 12,216,340	$ 18,986,618	$ 4,047,571	$ 9,791,017	$ 11,910,702

Net realized losses on securities and foreign currency related transactions	(2,820,530)	(18,462,237)	(3,523,671)	(10,760,362)	(1,359,075)

Net change in unrealized gains or losses on securities and foreign currency related transactions	3,038,573	(16,236,155)	5,769,137	(3,600,449)	11,033,910

Net increase (decrease) in net assets resulting from operations	12,434,383	(15,711,774)	6,293,037	(4,569,794)	21,585,537

Distributions to shareholders from

Net investment income

Class A	(11,590,999)	(15,052,886)	(2,186,425)	(5,434,908)	(2,690,486)

Class B	(671,098)	(1,219,886)	(18,040)	(3,954,622)	(2,050,588)

Class C	(24,812)	(1,996,066)	(1,967,713)	(581,270)	(111,210)

Class Y	(32,700)	(288,015)	(36)	(94,431)	(7,187,195)

Total distributions to shareholders	(12,319,609)	(18,556,853)	(4,172,214)	(10,065,231)	(12,039,479)

Capital share transactions

Proceeds from shares sold	9,230,392	79,485,018	5,921,444	17,214,802	53,179,757

Net asset value of shares issued in reinvestment of distributions	7,189,862	9,622,569	3,135,109	6,138,689	8,942,868

Payment for shares redeemed	(39,722,363)	(117,769,165)	(30,173,948)	(35,614,805)	(75,535,696)

Net asset value of shares issued in acquisition	0	183,717,163	0	0	0

Net increase (decrease) in net assets resulting from capital share transactions	(23,302,109)	155,055,585	(21,117,395)	(12,261,314)	(13,413,071)

Total increase (decrease) in net assets	(23,187,335)	120,786,958	(18,996,572)	(26,896,339)	(3,867,013)

Net assets

Beginning of period	367,477,640	329,129,119	147,977,587	250,036,202	409,944,906

End of period	$344,290,305	$449,916,077	$128,981,015	$223,139,863	$406,077,893

Overdistributed net investment income	$ (1,119,560)	$ (664,702)	$ (887,997)	$ (4,442,473)	$ (259,070)

See Combined Notes to Financial Statements.

EVERGREEN
Long Term Bond Funds
Statements of Changes in Net Assets
Year Ended April 30, 2000

	Diversified Bond Fund	High Yield Fund	Quality Income Fund (a)		Strategic Income Fund	U.S. Government Fund

Operations

Net investment income	$27,780,463	$31,087,378	$ 6,189,486		$22,636,914	$25,433,607

Net realized gains or losses on securities and foreign currency related transactions	(18,821,503)	(8,969,981)	(5,271,430)		(20,937,789)	(4,097,300)

Net change in unrealized losses on securities and foreign currency related transactions	(15,642,492)	(20,452,438)	(1,369,537)		(6,814,154)	(17,043,503)

Net increase (decrease) in net assets resulting from operations	(6,683,532)	1,664,959	(451,481)		(5,115,029)	4,292,804

Distributions to shareholders from

Net investment income

Class A	(26,704,956)	(26,602,486)	(3,273,056)		(11,195,138)	(5,006,277)

Class B	(2,149,481)	(3,139,015)	(6,996)		(8,052,987)	(5,358,379)

Class C	(39,330)	(157,367)	(2,651,977	)(b)	(1,043,128)	(265,314)

Class Y	(137,130)	(415,631)	(39)		(104,875)	(14,786,473)
Tax basis return of capital

Class A	0	(2,226,050)	(208,907)		(1,869,096)	0

Class B	0	(262,668)	(447)		(1,344,495)	0

Class C	0	(13,168)	(169,266	)(b)	(174,156)	0

Class Y	0	(34,779)	(2)		(17,509)	0

Total distributions to shareholders	(29,030,897)	(32,851,164)	(6,310,690)		(23,801,384)	(25,416,443)

Capital share transactions

Proceeds from shares sold	17,572,233	132,551,100	58,056,307		76,866,055	103,805,468

Net asset value of shares issued in reinvestment of distributions	16,881,832	17,577,277	3,944,826		14,889,465	18,664,226

Payment for shares redeemed	(123,241,579)	(197,257,194)	(108,459,191)		(113,575,291)	(225,076,407)

Net asset value of shares issued in acquisition	0	0	0		0	134,184,956

Net increase (decrease) in net assets resulting from capital share transactions	(88,787,514)	(47,128,817)	(46,458,058)		(21,819,771)	31,578,243

Total increase (decrease) in net assets	(124,501,943)	(78,315,022)	(53,220,229)		(50,736,184)	10,454,604

Net assets

Beginning of period	491,979,583	407,444,141	201,197,816		300,772,386	399,490,302

End of period	367,477,640	329,129,119	147,977,587		250,036,202	409,944,906

Overdistributed net investment income	(1,016,291)	(1,094,467)	(763,354)		(4,168,259)	(130,293)

(a)	For the seven months ended April 30, 2000. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2000.
(b)	Effective October 18, 1999, Class B shares of Mentor Quality Income Portfolio were redesignated as Class C shares of Evergreen Quality Income Fund.

See Combined Notes to Financial Statements.

EVERGREEN
Long Term Bond Funds
Statement of Changes in Net Assets

Quality Income Fund
Year Ended September 30, 1999

Operations

Net investment income	$ 12,215,043

Net realized gains or losses on securities and futures contracts	(4,889,349)

Net change in unrealized gains or losses on securities and futures contracts	(14,077,222)

Net decrease in net assets resulting from operations	(6,751,528)

Distributions to shareholders from

Net investment income

Class A	(6,334,342)

Class B	0

Class C (a)	(6,056,792)

Class Y	(19)

Total distributions to shareholders	(12,391,153)

Capital share transactions

Proceeds from shares sold	111,477,462

Net asset value of shares issued in reinvestment of distributions	8,117,826

Payment for shares redeemed	(106,436,056)

Net increase in net assets resulting from capital share transactions	13,159,232

Total decrease in net assets	(5,983,449)

Net assets

Beginning of period	207,181,265

End of period	$201,197,816

Overdistributed net investment income	$ (972,239)

(a)	Effective October 18, 1999, Class B shares of Mentor Quality Income Portfolio were redesignated as Class C shares of Evergreen Quality Income Fund.

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Long Term Bond Funds consist of Evergreen Diversified Bond Fund (“Diversified Bond Fund”), Evergreen High Yield Bond Fund (“High Yield Fund” ), Evergreen Quality Income Fund (“Quality Income Fund”), Evergreen Strategic Income Fund (“Strategic Income Fund”) and Evergreen U.S. Government Fund (“U.S. Government Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B and Class C shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders.

Securities traded on a national securities exchange or included on the Nasdaq National Market System (“NMS”) and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where the security is primarily traded. Securities traded on an exchange or NMS and other securities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Securities for which market quotations are not readily available (including restricted securities) are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Mutual fund shares held in a Fund’s portfolio are valued at the net asset value of each mutual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund’s behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Combined Notes to Financial Statements (Unaudited) (continued)

C. Reverse Repurchase Agreements
To obtain short-term financing, each Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

E. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts (“variation margin”) as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in each Fund’s Statement of Assets and Liabilities.

F. Forward Foreign Currency Exchange Contracts
Each Fund, except for Quality Income Fund and U.S. Government Fund, may enter into forward foreign currency exchange contracts (“forward contracts”) to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in each Fund’s Statement of Assets and Liabilities.

G. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Combined Notes to Financial Statements   (Unaudited) (continued)

H. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other qualified financial organizations. Loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral as necessary. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days’ notice. The Fund bears the risk that the borrower may not provide additional collateral when required or return the securities when due.

I. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter, when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

J. Dollar Roll Transactions
Quality Income Fund may engage in dollar roll transactions with respect to mortgage-backed securities. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer and simultaneously agrees to repurchase a substantially similar (i.e. same type, coupon and maturity) security from the institution at a later date at an agreed upon price. During the roll period the Fund foregoes principal and interest paid on the securities. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase.

K. Residual Interests
A derivative security is any investment that derives its value from an underlying security, asset or market index. The Quality Income Fund may invest in mortgage security residual interests (“residuals”) which are considered derivative securities. The Fund’s investment in residuals are primarily in securities issued by proprietary mortgage trusts. While these entities have been highly leveraged, often having indebtedness of up to 95% of their total value, the Fund has not incurred any indebtedness in the course of making these residual investments; nor has the Fund’s assets been pledged to secure the indebtedness of the issuing structure or the Fund’ s investment in the residuals. In consideration of the risk associated with investment in residual securities, it is the Fund’s policy to limit their exposure at the time of purchase to no more than 20% of their total assets.

L. Federal Taxes
The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

M. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund’s policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Certain distributions paid during previous years have been reclassified to conform to current year presentation.

Combined Notes to Financial Statements (Unaudited) (continued)

N. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company (EIMC), an indirect wholly owned subsidiary of First Union National Bank (“FUNB”), is the investment advisor for Diversified Bond Fund, High Yield Fund and Strategic Income Fund. In return for providing investment management, the Fund pays EIMC a management fee that is computed and paid daily. The management fee is computed at an annual rate of 2.00% of each Fund’s gross investment income plus an amount determined by applying percentage rates, starting at 0.41% and declining to 0.16% per annum as net assets increase, to the average daily net assets of each Fund.

FUNB, a subsidiary of First Union Corporation (“First Union”), is the investment advisor to the U.S. Government Fund and is paid a management fee that is computed and paid daily at an annual rate of 0.42% of the Fund’s average daily net assets.

Mentor Investment Advisors, LLC (“Mentor Advisors”), a subsidiary of First Union, is the investment advisor to the Quality Income Fund and is paid a management fee that is computed and paid daily at an annual rate of 0.60% of the Fund’s average daily net assets.

During the six months ended October 31, 2000, the amount of investment advisory fees waived by the investment advisors and the impact on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Fees Waived	% of Average Net Assets

Quality Income Fund	$266,449	0.38%
Strategic Income Fund	613,176	0.51%

Evergreen Investment Services (“EIS”), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. Prior to May 1, 2000, The BISYS Group, Inc. (“BISYS”) served as the sub-administrator to the Funds and provided the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For its services, the Funds pay the administrator a fee at an annual rate of 0.10% of each Fund’s average daily net assets.

Evergreen Service Company (“ESC”), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through “Distribution Plan expenses”. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.25%
Class B	1.00
Class C	1.00

Combined Notes to Financial Statements (Unaudited) (continued)

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended October 31, 2000, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B and Class C Distribution Plans were as follows:

	Class A	Class B	Class C

Diversified Bond Fund	$417,972	$108,674	$ 4,074
High Yield Fund	411,884	145,738	235,665
Quality Income Fund	85,231	3,266	348,120
Strategic Income Fund	155,592	495,462	72,893
U.S. Government Fund	113,933	396,597	21,633

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective on the close of business on July 21, 2000, High Yield Fund acquired substantially all of the assets and assumed certain liabilities of Evergreen High Income Fund in an exchange for Class A, Class B, Class C and Class Y shares of High Yield Fund.

Effective on the close of business on July 30, 1999, U.S. Government Fund acquired substantially all of the assets and assumed certain liabilities of Evergreen Intermediate Term Government Securities Fund in an exchange for Class A, Class B, Class C and Class Y shares of U.S. Government Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

Acquiring Fund	Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued	Unrealized Appreciation	Net Assets After Acquisition

High Yield Fund	Evergreen High Income Fund	$183,717,163	50,098,508	$(1,280,669)	$507,838,297
U.S. Government Fund	Evergreen Intermediate Term Government Securities Fund	134,184,956	14,425,715	677,705	500,286,037

Combined Notes to Financial Statements (Unaudited) (continued)

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

DIVERSIFIED BOND FUND

	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	426,644	$ 6,063,072	549,532	$ 8,100,401
Automatic conversion of Class B shares to Class A shares	1,492	21,379	866,976	12,366,860
Shares issued in reinvestment of distributions	472,495	6,741,583	1,063,502	15,546,816
Shares redeemed	(2,569,293)	(36,601,497)	(7,073,000)	(103,768,769)

Net decrease	(1,668,662)	(23,775,463)	(4,592,990)	(67,754,692)

Class B
Shares sold	162,739	2,326,882	513,362	7,559,619
Automatic conversion of Class B shares to Class A shares	(1,492)	(21,379)	(866,975)	(12,366,860)
Shares issued in reinvestment of distributions	28,389	405,140	81,671	1,197,159
Shares redeemed	(206,215)	(2,942,471)	(1,034,036)	(15,183,970)

Net decrease	(16,579)	(231,828)	(1,305,978)	(18,794,052)

Class C
Shares sold	58,000	829,564	61,770	916,131
Shares issued in reinvestment of distributions	998	14,263	1,927	28,090
Shares redeemed	(10,609)	(151,634)	(53,737)	(791,536)

Net increase	48,389	692,193	9,960	152,685

Class Y
Shares sold	772	10,874	66,439	996,082
Shares issued in reinvestment of distributions	2,024	28,876	7,501	109,767
Shares redeemed	(1,867)	(26,761)	(236,639)	(3,497,304)

Net increase (decrease)	929	$ 12,989	(162,699)	$ (2,391,455)

HIGH YIELD FUND

	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	19,008,569	$ 68,881,586	29,820,036	$115,164,997
Automatic conversion of Class B shares to Class A shares	9,364	34,155	3,064,229	11,866,516
Shares issued in reinvestment of distributions	2,254,287	8,095,170	4,103,775	15,918,638
Shares issued in acquisition of Evergreen High Income Fund	27,138,803	99,528,448	0	0
Shares redeemed	(28,036,876)	(101,648,462)	(45,779,805)	(177,617,130)

Net increase (decrease)	20,374,147	74,890,897	(8,791,765)	(34,666,979)

Class B
Shares sold	1,719,363	6,210,358	2,867,524	11,186,409
Automatic conversion of Class B shares to Class A shares	(9,364)	(34,155)	(3,064,229)	(11,866,516)
Shares issued in reinvestment of distributions	139,971	503,147	383,572	1,492,352
Shares issued in acquisition of Evergreen High Income Fund	247,539	907,822	0	0
Shares redeemed	(1,687,820)	(6,097,471)	(4,362,940)	(16,997,576)

Net increase (decrease)	409,689	1,489,701	(4,176,073)	(16,185,331)

Class C
Shares sold	1,064,638	3,860,068	626,615	2,419,537
Shares issued in reinvestment of distributions	262,676	937,142	20,837	80,489
Shares issued in acquisition of Evergreen High Income Fund	22,711,887	83,279,872	0	0
Shares redeemed	(2,700,471)	(9,713,633)	(287,763)	(1,128,148)

Net increase	21,338,730	78,363,449	359,689	1,371,878

Class Y
Shares sold	146,239	533,006	969,321	3,780,157
Shares issued in reinvestment of distributions	24,239	87,110	22,359	85,798
Shares issued in acquisition of Evergreen High Income Fund	279	1,021	0	0
Shares redeemed	(85,582)	(309,599)	(384,996)	(1,514,340)

Net increase	85,175	$ 311,538	606,684	$ 2,351,615

Combined Notes to Financial Statements (Unaudited) (continued)

QUALITY INCOME FUND

	Six Months Ended October 31, 2000		Year Ended April 30, 2000 (a) (c)		Year Ended September 30, 1999
	Shares	Amount	Shares	Amount	Shares	Amount

Class A
Shares sold	133,392	$ 1,585,959	1,463,559	$18,095,721	6,870,812	$86,944,421
Shares issued in reinvestment of distributions	133,746	1,607,344	167,765	2,058,340	300,159	3,883,017
Shares redeemed	(1,389,458)	(16,664,890)	(3,720,341)	(45,571,203)	(5,746,275)	(71,969,150)

Net increase (decrease)	(1,122,320)	(13,471,587)	(2,089,017)	(25,417,142)	1,424,696	18,858,288

Class B
Shares sold	39,923	481,034	42,854	524,456
Shares issued in reinvestment of distributions	894	10,765	220	2,687
Shares redeemed	(6,396)	(77,136)	(4,847)	(58,919)

Net increase	34,421	414,663	38,227	468,224

Class C (b)
Shares sold	321,395	3,854,451	3,247,735	39,436,130	1,882,214	24,533,041
Shares issued in reinvestment of distributions	126,135	1,516,959	153,598	1,883,747	327,045	4,234,809
Shares redeemed	(1,118,341)	(13,431,922)	(5,153,798)	(62,829,069)	(2,669,108)	(34,466,906)

Net decrease	(670,811)	(8,060,512)	(1,752,465)	(21,509,192)	(459,849)	(5,699,056)

Class Y
Shares sold	0	0	0	0	0	0
Shares issued in reinvestment of distributions	3	41	4	52	0	0
Shares redeemed	0	0	0	0	0	0

Net increase	3	$ 41	4	$ 52	0	$ 0

(a)	For the seven months ended April 30, 2000. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2000.
(b)	Effective October 18, 1999, shareholders of Mentor Quality Income Portfolio Class B shares became owners of that number of full and fractional shares of Class C shares of Quality Income Fund.
(c)	For the period from October 18, 1999 (commencement of operations) to April 30, 2000 for Class B.

STRATEGIC INCOME FUND

	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,066,489	$ 6,376,710	6,057,821	$39,422,267
Automatic conversion of Class B shares to Class A shares	0	0	114,637	732,259
Shares issued in reinvestment of distributions	603,661	3,590,068	1,364,065	8,756,623
Shares redeemed	(2,863,041)	(17,108,525)	(10,215,301)	(65,915,704)

Net decrease	(1,192,891)	(7,141,747)	(2,678,778)	(17,004,555)

Class B
Shares sold	1,107,037	6,651,875	4,350,494	28,377,800
Automatic conversion of Class B shares to Class A shares	0	0	(114,637)	(732,259)
Shares issued in reinvestment of distributions	373,188	2,226,478	845,525	5,442,688
Shares redeemed	(2,705,651)	(16,230,947)	(5,846,184)	(37,742,494)

Net decrease	(1,225,426)	(7,352,594)	(764,802)	(4,654,265)

Class C
Shares sold	416,188	2,487,322	1,293,973	8,382,673
Shares issued in reinvestment of distributions	50,618	301,349	100,060	643,931
Shares redeemed	(334,009)	(2,004,515)	(1,396,549)	(9,068,924)

Net increase (decrease)	132,797	784,156	(2,516)	(42,320)

Class Y
Shares sold	286,488	1,698,895	105,659	683,315
Shares issued in reinvestment of distributions	3,549	20,794	7,348	46,223
Shares redeemed	(46,300)	(270,818)	(131,334)	(848,169)

Net increase (decrease)	243,737	$ 1,448,871	(18,327)	$ (118,631)

Combined Notes to Financial Statements (Unaudited) (continued)

U.S. GOVERNMENT FUND

	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	3,056,411	$28,242,095	5,100,621	$ 47,565,903
Automatic conversion of Class B shares to Class A shares	24	185	747,325	6,758,335
Shares issued in reinvestment of distributions	203,245	1,885,468	380,352	3,503,443
Shares issued in acquisition of Intermediate Term Government Securities Fund	0	0	6,906,702	64,243,013
Shares redeemed	(3,655,247)	(33,807,779)	(8,168,619)	(75,869,321)

Net increase (decrease)	(395,567)	(3,680,031)	4,966,381	46,201,373

Class B
Shares sold	266,654	2,466,261	1,474,891	13,698,769
Automatic conversion of Class B shares to Class A shares	(24)	(185)	(747,325)	(6,758,335)
Shares issued in reinvestment of distributions	125,206	1,161,401	334,355	3,092,153
Shares issued in acquisition of Intermediate Term Government Securities Fund	0	0	264,531	2,460,670
Shares redeemed	(1,334,482)	(12,326,669)	(5,058,499)	(46,774,988)

Net decrease	(942,646)	(8,699,192)	(3,732,047)	(34,281,731)

Class C
Shares sold	191,751	1,778,704	143,207	1,337,987
Shares issued in reinvestment of distributions	7,255	67,335	16,034	148,313
Shares issued in acquisition of Intermediate Term Government Securities Fund	0	0	29,477	274,194
Shares redeemed	(256,045)	(2,357,647)	(252,817)	(2,347,750)

Net decrease	(57,039)	(511,608)	(64,099)	(587,256)

Class Y
Shares sold	2,229,577	20,692,697	4,436,632	41,202,809
Shares issued in reinvestment of distributions	628,163	5,828,664	1,291,143	11,920,317
Shares issued in acquisition of Intermediate Term Government Securities Fund	0	0	7,225,005	67,207,079
Shares redeemed	(2,929,586)	(27,043,601)	(10,806,458)	(100,084,348)

Net increase (decrease)	(71,846)	$ (522,240)	2,146,322	$ 20,245,857

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2000:

	Cost of Purchases		Proceeds from Sales

	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

Diversified Bond Fund	$115,313,219	$202,306,866	$149,293,191	$186,323,289
High Yield Fund	27,866,526	362,308,150	20,020,476	222,041,827
Quality Income Fund	21,564,078	55,187,947	21,848,522	94,871,960
Strategic Income Fund	101,735,904	214,463,104	79,263,832	242,049,600
U.S. Government Fund	92,750,434	32,006,424	79,205,556	49,915,832

At October 31, 2000, the Strategic Income Fund had forward foreign exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at October 31, 2000	In Exchange for U.S. $	Unrealized Gain

01/17/2001	26,000,000 CAD	$17,053,635	17,148,020	$94,385

Combined Notes to Financial Statements (Unaudited) (continued)

During the six months ended October 31, 2000, the Diversified Bond Fund, Quality Income Fund and Strategic Income Fund entered into reverse repurchase agreements. The average daily balance, weighted average interest rate, interest expense as a percentage of average net assets and maximum amount outstanding were as follows:

	Average Daily Balance Outstanding	Weighted Average Interest Rate	Interest Expense	% of Average Net Assets	Maximum Amount Outstanding*

Diversified Bond Fund	$ 191,858	6.38%	$6,254	0.00%	$ 2,718,991
Quality Income Fund	2,771,878	5.97%	83,807	0.12%	24,702,231
Strategic Income Fund	313,227	6.13%	9,819	0.01%	4,600,790

*	The Maximum Amount Outstanding under reverse repurchase agreements includes accrued interest.

The following Funds loaned securities during the six months ended October 31, 2000 to certain brokers. At October 31, 2000, the value of securities on loan, the value of the collateral (including accrued interest) and the income earned on securities lending were as follows:

	Value of Securities on Loan	Value of Collateral	Income Earned

Diversified Bond Fund	$12,940,935	$13,621,054	$ 27,191
High Yield Fund	60,225,133	63,581,719	100,619
Strategic Income Fund	24,240,751	25,756,972	50,133

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Diversified Bond Fund	$ 7,856	0.00%
High Yield Fund	34,040	0.02%
Quality Income Fund	4,986	0.01%
Strategic Income Fund	15,531	0.01%
U.S. Government Fund	9,127	0.00%

9. DEFERRED TRUSTEES’ FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENTS

On July 27, 1999, certain Evergreen Funds and a group of banks (the “Lenders”) entered into a credit agreement. Under this agreement, the Lenders provided an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility was allocated, under the terms of the financing agreement, among the Lenders. The credit facility was accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum was incurred on the average daily unused portion of the revolving credit commitment. The commitment fee was allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank & Trust Company (“State Street”) served as paying agent for the funds and as paying agent was entitled to a fee of $20,000 per annum which was allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among certain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum continues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.

During the six months ended October 31, 2000, the High Yield Fund and the Quality Income Fund had no significant borrowings under these agreements. The Diversified Bond Fund, Strategic Income Fund and the U.S. Government Fund did not borrow under these agreements.

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